Filed electronically with the Securities and Exchange Commission on January 30, 2002

                                                               File No.  2-58921
                                                               File No. 811-2743

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                          /___/
                           Pre-Effective Amendment No.                  /___/
                         Post-Effective Amendment No. 39                / X /
                                                      --
                                       And
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 /___/

                                Amendment No. 39                        /___/
                                             ---


                          SCUDDER STRATEGIC INCOME FUND
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                   John Millette, Vice President and Secretary
                   -------------------------------------------
                          Scudder Strategic Income Fund
                          -----------------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/ Immediately upon filing pursuant to paragraph  (b)      /___/    On (date) pursuant to paragraph (a)(1)
/___/  days after filing pursuant to paragraph (a)(2)         / X /    On January 30, 2002 pursuant to paragraph (b)
/___/  On (date) pursuant to paragraph (a)(3)                 /___/    On (date) pursuant to paragraph (a)(3) of Rule 485

                                                                     SCUDDER
                                                                     INVESTMENTS

 Supplement to the currently effective Prospectus for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short-Term Bond Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
Scudder Worldwide 2004 Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Focus Value+Growth Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Dynamic Growth Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Investors Pennsylvania Municipal Cash Fund
   Tax-Exempt New York Money Market Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund



On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940 and, therefore, a termination of those agreements, Scudder intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.


December 4, 2001

                                                                     SCUDDER
                                                                     INVESTMENTS


Income Funds I

Scudder High-Yield Fund
Scudder Strategic Income Fund
Scudder U.S. Government Securities Fund

Supplement to Prospectus Dated January 30, 2002

CLASS I SHARES

--------------------------------------------------------------------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The following table shows how the return of each fund's Class I shares, on a before-tax basis, compare with a broad-based market index (which, unlike the funds, has no fees or expenses). The performance of both the funds and the indices may vary over time. All figures in this section assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results. No performance information is presented for Scudder Strategic Income Fund since no Class I shares were issued as of the fund's fiscal year.

---------------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
---------------------------------------------------------------------------------------

                               1 Year      5 Years    Life of Class  Inception of Class
---------------------------------------------------------------------------------------
Scudder High-Yield Fund
(Return before taxes)           3.72         1.98         5.75        12/29/94
---------------------------------------------------------------------------------------
Salomon Brothers Long-Term
High-Yield Bond Index*
(Reflects no deduction for
fees, expenses or taxes)       19.34         9.62        11.98**          --
---------------------------------------------------------------------------------------

* Salomon Brothers Long-Term High Yield Bond Index, which measures the total return of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer.

**   For the period of 12/31/95 through 12/31/01.

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                                         Life of     Inception
                                1 Year      5 Years       Class       of Class
--------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund                  7.57         7.01         6.82        7/3/95
--------------------------------------------------------------------------------
Salomon Brothers
30-Year GNMA Index*
(Reflects no deduction for
fees, expenses or taxes)         8.25         7.49         7.49**         --
--------------------------------------------------------------------------------

* The Salomon Brothers 30-Year GNMA index is unmanaged, on a total return basis with all dividends reinvested, and comprises GNMA 30-year pass-throughs of single-family and graduated-payment mortgages.

**   For the period of 6/30/95 through 12/31/01.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of each fund.

Shareholder Fees, paid directly from your investment.


                  Maximum
                   Sales        Maximum
                   Charge      Contingent
                   (Load)       Deferred      Maximum Sales
                 Imposed on   Sales Charge    Charge (Load)
                 Purchases       (Load)        Imposed on
                   (% of         (% of         Reinvested
                  offering     redemption      Dividends/
                   price)      proceeds)      Distributions        Redemption Fee    Exchange Fee
---------------------------------------------------------------------------------------------------
Scudder
High-Yield Fund        None        None         None               None              None
---------------------------------------------------------------------------------------------------
Scudder Strategic
Income Fund            None        None         None               None              None
---------------------------------------------------------------------------------------------------
Scudder U.S.
Government
Securities Fund        None        None         None               None              None
---------------------------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets.

                                                                   Total Annual
                                        Distribution/                  Fund
                           Management       Service    Other         Operating
                               Fee       (12b-1) Fees  Expenses*      Expenses
--------------------------------------------------------------------------------
Scudder High-Yield Fund       0.54%          None        0.10%        0.64%
--------------------------------------------------------------------------------
Scudder Strategic
Income Fund                   0.57%          None        0.10%        0.67%
--------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund               0.42%          None        0.10%        0.52%
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.10%. Estimated for Scudder Strategic Income Fund since no Class shares were issued as of the fund's fiscal year end.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Example

Based on the costs on the previous page, this example helps you compare the expenses of each fund to those of other mutual funds. This example assumes the expenses on the previous page remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Scudder High-Yield Fund           $65         $205         $357          $798
--------------------------------------------------------------------------------
Scudder Strategic
Income Fund                       $68         $214         $373          $835
--------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund                   $53         $167         $291          $653
--------------------------------------------------------------------------------

Financial Highlights

These tables are designed to help you understand each fund's Class I shares' financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in each fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors whose report, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover of the prospectus). No financial information is presented for Scudder Strategic Income Fund since no Class I shares were issued as of the fund's fiscal year end.

Scudder High-Yield Fund -- Class I

--------------------------------------------------------------------------------
 Years Ended September 30,          2001     2000      1999    1998       1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 6.33   $ 7.22    $ 7.68   $ 8.50    $ 8.23
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income              .66^a    .80^a     .82^a    .76^a     .78
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                     (1.09)    (.90)     (.48)    (.78)      .31
--------------------------------------------------------------------------------
  Total from investment operations  (.43)    (.10)      .34     (.02)     1.09
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.69)    (.79)     (.80)    (.80)     (.82)
--------------------------------------------------------------------------------
  Return of capital                 (.04)      --        --       --        --
--------------------------------------------------------------------------------
  Total distributions               (.73)    (.79)     (.80)    (.80)     (.82)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 5.17   $ 6.33    $ 7.22   $ 7.68    $ 8.50
--------------------------------------------------------------------------------
Total Return (%)                   (7.39)   (1.60)     4.36     (.66)    13.96
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                           9       12        15       17        35
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .73^b    .64       .62      .60       .62
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .72^b    .63       .62      .60       .62
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         11.30    11.40     10.49     9.38      9.44
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           69       52        67       92        91
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .72% and .72%, respectively.

Scudder U.S. Government Securities Fund -- Class I

--------------------------------------------------------------------------------
 Years Ended October 31,            2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 8.34   $ 8.38    $ 8.85   $ 8.81    $ 8.74
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income              .55^a    .56^a     .55^a    .59^a     .66
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       .47     (.02)     (.40)     .07       .06
--------------------------------------------------------------------------------
  Total from investment operations  1.02      .54       .15      .66       .72
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.55)    (.58)     (.62)    (.62)     (.65)
--------------------------------------------------------------------------------
  Total distributions               (.55)    (.58)     (.62)    (.62)     (.65)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 8.81   $ 8.34    $ 8.38   $ 8.85    $ 8.81
--------------------------------------------------------------------------------
Total Return (%)b                  12.66     6.78      1.81     7.75      8.60
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                           5        4         3        4         6
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .54^c    .55       .60      .57       .60
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .51^c    .54       .59      .57       .60
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          6.32     6.84      6.47     6.73      7.52
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           83^d    193       177      150       261
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return does not reflect the effect of any sales charges.

^c The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .51%, and .51%, respectively.

^d The portfolio turnover rates including mortgage dollar roll transactions was 101% for the year ended October 31, 2001.

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates; and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.

January 30, 2002

                                                                     SCUDDER
                                                                   INVESTMENTS




                             Income Funds I
                             Advisor Classes A, B and C



          Prospectus


--------------------------------------------------------------------------------
                             January 30, 2002
--------------------------------------------------------------------------------


                             Scudder High-Yield Fund
                             Scudder Strategic Income Fund
                             Scudder U.S. Government Securities Fund



      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

    Contents
--------------------------------------------------------------------------------

   How the Funds Work

     4  Scudder High-Yield Fund             How to Invest in the Funds

     9  Scudder Strategic Income Fund        33  Choosing a Share Class

    14  Scudder U.S. Government              38  How to Buy Shares
        Securities Fund
                                             39  How to Exchange or Sell Shares
    19  Other Policies and Risks
                                             40  Policies You Should Know
    21  Who Manages and Oversees                 About
        the Funds
                                             45  Understanding Distributions
    23 Financial Highlights                      and Taxes

  How the Funds Work


  On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                              | Class A     Class B     Class C
                                ticker symbol | KHYAX       KHYBX       KHYCX
                                  fund number | 008         208         308

  Scudder High-Yield Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed income securities which the fund's investment manager considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.

The fund invests mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio managers analyze securities to determine which appear to offer reasonable risk compared to their potential return. To do this, they rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or who they believe are unlikely to default.

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the managers typically favor subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.


--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES Under normal circumstances, this fund generally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, one of the main factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds. Foreign markets tend to be more volatile than U.S. markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong.

Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Because the economy has a strong impact on corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. To the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, which could hurt the fund's performance

o  currency fluctuations could cause foreign investments to lose value

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept risk of loss of principal and are interested in high current income.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or C and the current applicable sales charge of Class B.

Scudder High-Yield Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   1992        17.08
   1993        20.29
   1994        -1.72
   1995        17.46
   1996        13.49
   1997        11.51
   1998         1.28
   1999         2.39
   2000        -9.22
   2001         3.37


For the periods included in the bar chart:
Best Quarter: 10.19%, Q1 1992             Worst Quarter: -6.61%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -1.28           0.74           6.71
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         -5.78          -3.31           2.61
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                -0.76          -1.28           3.46
--------------------------------------------------------------------------------
Class B (Return before Taxes)           -0.26           0.68           6.27
--------------------------------------------------------------------------------
Class C (Return before Taxes)            2.68           0.84           6.33
--------------------------------------------------------------------------------
Index (reflects no deductions for       19.34           9.62          11.75
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Salomon Smith Barney Long-Term High Yield Bond Index, which measures the total return of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer.

In both the chart and the table, total returns from 2000 through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.


--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed       4.50%            None          None
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (as % of redemption
proceeds)                                  None*         4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.54%          0.54%          0.54%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.23           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.20           0.28           0.28
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.97           1.82           1.82
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.200%, 0.275% and 0.275% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $545           $745           $962        $1,586
--------------------------------------------------------------------------------
Class B shares               585            873          1,185         1,709
--------------------------------------------------------------------------------
Class C shares               285            573            985         2,137
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $545           $745           $962        $1,586
--------------------------------------------------------------------------------
Class B shares               185            573            985         1,709
--------------------------------------------------------------------------------
Class C shares               185            573            985         2,137
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             | Class A     Class B     Class C
                               ticker symbol | KSTAX       KSTBX       KSTCX
                                 fund number | 010         210         310

  Scudder Strategic Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high current return. The fund invests mainly in bonds issued by U.S. and foreign corporations and governments. The fund may invest up to 50% of total assets in foreign bonds. The fund may also invest in emerging markets securities and dividend paying common stocks.

In deciding which types of securities to buy and sell, the portfolio managers evaluate each major type of security the fund invests in, including U.S. junk bonds, investment-grade corporate bonds, emerging markets securities, foreign government bonds and U.S. government and agency securities, and determine allocations for each. The managers typically consider a number of factors, including the relative attractiveness of different types of securities, the potential impact of interest rate movements, the outlook for various types of foreign bonds (including currency considerations) and the relative yields and risks of bonds of various maturities.

The managers may shift the proportions of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, the main risk factor will vary depending on the fund's weighting of various types of securities. To the extent that it invests in junk bonds, one of the main risk factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news than investment grade bonds. This may affect a company, an industry or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. Also, negative corporate news may have a significant impact on individual bond prices.

To the extent that the fund invests in higher quality bonds, it will be more sensitive to interest rate fluctuations. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Foreign securities tend to be more volatile than their U.S. counter- parts, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong. To the extent the fund emphasizes emerging markets where these risks are greater, it takes on greater risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, which could hurt the fund's performance

o    currency fluctuations could cause foreign investments to lose value

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in a bond fund that emphasizes different types of bonds depending on market and economic outlooks.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or C and the current applicable sales charge of Class B.

Scudder Strategic Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   1992        17.80
   1993        20.88
   1994        -3.88
   1995        19.67
   1996         8.58
   1997         8.25
   1998         3.79
   1999        -0.79
   2000        -4.77
   2001         3.89


For the periods included in the bar chart:
Best Quarter: 10.68%, Q1 1992             Worst Quarter: -2.26%, Q3 2000

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -0.78           1.10           6.52
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         -4.37          -2.24           2.91
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                -0.50          -0.72           3.51
--------------------------------------------------------------------------------
Class B (Return before Taxes)            0.07           0.92           5.96
--------------------------------------------------------------------------------
Class C (Return before Taxes)            3.23           1.29           6.20
--------------------------------------------------------------------------------
Index (reflects no deductions for        8.50           7.37           7.27
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Lehman Brothers Government/Corporate Bond Index, an unmanaged index comprised of intermediate and long-term government and investment-grade corporate debt securities.

In the chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced. In the table, total returns from 1999 through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed       4.50%            None          None
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (as % of redemption
proceeds)                                  None*         4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.57%          0.57%          0.57%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.24           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.33           0.38           0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.14           1.95           1.77
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.200% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $561           $796         $1,049        $1,774
--------------------------------------------------------------------------------
Class B shares               598            912          1,252         1,872
--------------------------------------------------------------------------------
Class C shares               280            557            959         2,084
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $561           $796         $1,049        $1,774
--------------------------------------------------------------------------------
Class B shares               198            612          1,052         1,872
--------------------------------------------------------------------------------
Class C shares               180            557            959         2,084
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             | Class A     Class B     Class C
                               ticker symbol | KUSAX       KUSBX       KUSCX
                                 fund number | 018         218         318

  Scudder U.S. Government Securities Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks high current income, liquidity and security of principal. The fund invests principally in U.S. government securities of any maturity, focusing on Ginnie Maes. The fund may invest in other mortgage-backed securities issued by government issuers and other U.S. government securities including U.S. Treasuries and other securities issued by the U.S. government, its agencies or instrumentalities.

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of Treasuries compared to other U.S. government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES This fund normally invests all of its assets in securities issued by the U.S. government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Some securities issued by U.S. government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The full faith and credit guarantee of the U.S. government doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself.

Mortgage-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. In addition, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. The result for the fund could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o at times, it could be hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in a fund that searches for attractive yields generated by U.S. government securities.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or C and the current applicable sales charge of Class B.

Scudder U.S. Government Securities Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 1992           4.61
 1993           6.31
 1994          -3.06
 1995          18.37
 1996           2.83
 1997           9.03
 1998           7.03
 1999           0.30
 2000          10.39
 2001           7.23


For the periods included in the bar chart:
Best Quarter: 5.84%, Q2 1995              Worst Quarter: -2.45%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    2.41           5.76           5.67
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                          0.02           3.04           2.81
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                 1.43           3.21           3.06
--------------------------------------------------------------------------------
Class B (Return before Taxes)            3.35           5.64           5.17
--------------------------------------------------------------------------------
Class C (Return before Taxes)            6.41           5.87           5.27
--------------------------------------------------------------------------------
Index (reflects no deductions for        8.25           7.49           7.22
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Salomon Smith Barney 30-Year GNMA Index is unmanaged and on a total return basis with all dividends reinvested, and comprises GNMA 30-year pass-throughs of single-family and graduated-payment mortgages.

In both the chart and the table, total returns from 1999 through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed       4.50%            None          None
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (as % of redemption
proceeds)                                  None*         4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.42%          0.42%          0.42%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.21           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                        0.20***           0.25           0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.83           1.67           1.60
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.200%, 0.250% and 0.175% for Class A, Class B and Class C shares, respectively.

*** In addition, the advisor has agreed to voluntarily waive 0.004% of the administrative fee for Class A shares through May 29, 2002. This voluntary waiver may be terminated at any time at the option of the advisor.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $531           $703           $890        $1,429
--------------------------------------------------------------------------------
Class B shares               570            826          1,107         1,546
--------------------------------------------------------------------------------
Class C shares               263            505            871         1,900
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $531           $703           $890        $1,429
--------------------------------------------------------------------------------
Class B shares               170            526            907         1,546
--------------------------------------------------------------------------------
Class C shares               163            505            871         1,900
--------------------------------------------------------------------------------

Other Policies and Risks


While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. For Scudder High-Yield Fund, the Board will provide shareholders with at least 60 days notice prior to making any changes to the fund's investment policy of investing at least 80% of the fund's net assets in junk bonds. For Scudder U.S. Government Securities Fund, the Board will provide shareholders with at least 60 days notice prior to making any changes to the fund's investment policy of normally investing all of its assets in U.S. government securities.

o  Scudder Strategic Income Fund and Scudder U.S. Government
   Securities Fund may each trade securities more actively, which could mean higher expenses (thus lowering return) and higher taxable distributions.

o As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the funds were not pursuing their goals.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

o Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers do not intend to use them as principal investments and may not use them at all. With derivatives, there is a risk that they could produce disproportionate losses.

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The advisor is working to address euro-related issues as they occur and understands that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor


The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $325 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets.

Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder High-Yield Fund                               0.54%
---------------------------------------------------------------------
Scudder Strategic Income Fund                         0.57%
---------------------------------------------------------------------
Scudder U.S. Government Securities Fund               0.42%
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of the funds.

Scudder High-Yield Fund                   Scudder U.S. Government Securities
                                          Fund
  Harry E. Resis, Jr.
  Lead Portfolio Manager                    Richard L. Vandenberg
   o Began investment career in 1968        Lead Portfolio Manager
   o Joined the advisor in 1988              o Began investment career in 1973
   o Joined the fund team in 1992            o Joined the advisor in 1996
                                             o Joined the fund team in 1996
  Daniel J. Doyle
   o Began investment career in 1984        Scott E. Dolan
   o Joined the advisor in 1986              o Began investment career in 1989
   o Joined the fund team in 1999            o Joined the advisor in 1989
                                             o Joined the fund team in 1998

Scudder Strategic Income Fund

  J. Patrick Beimford
  Co-lead Portfolio Manager
   o Began investment career in 1976
   o Joined the advisor in 1976
   o Joined the fund team in 1996

  Jan C. Faller
  Co-lead Portfolio Manager
   o Began investment career in 1988
   o Joined the advisor in 1999
   o Joined the fund team in 2000

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder High-Yield Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.34    $ 7.23   $ 7.68    $ 8.50   $ 8.23
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income            .64^a     .77^a    .78^a     .76^a      .76
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.09)     (.89)    (.46)     (.81)      .31
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (.45)     (.12)      .32     (.05)     1.07
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.68)     (.77)    (.77)     (.77)    (.80)
--------------------------------------------------------------------------------
  Return of capital                (.03)        --       --        --       --
--------------------------------------------------------------------------------
  Total distributions              (.71)     (.77)    (.77)     (.77)    (.80)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 5.18    $ 6.34   $ 7.23    $ 7.68   $ 8.50
--------------------------------------------------------------------------------
Total Return (%)^b                (7.68)    (1.88)     4.11     (.95)    13.69
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          1,831     2,277    2,945     3,304    3,463
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    1.11^c       .93      .96       .89      .88
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     1.09c       .92      .96       .89      .88
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         10.94     11.10    10.15      9.09     9.18
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           69        52       67        92       91
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.09% and 1.09%, respectively.

Scudder High-Yield Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.33    $ 7.22   $ 7.67    $ 8.49   $ 8.22
period
--------------------------------------------------------------------------------
Income (loss) from investment      .59^a     .71^a    .71^a     .68^a      .69
operations:
  Net investment income
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.09)     (.88)    (.45)     (.80)      .31
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (.50)     (.17)      .26     (.12)     1.00
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.63)     (.72)    (.71)     (.70)    (.73)
--------------------------------------------------------------------------------
  Return of capital                (.03)        --       --        --       --
--------------------------------------------------------------------------------
  Total distributions              (.66)     (.72)    (.71)     (.70)    (.73)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 5.17    $ 6.33   $ 7.22    $ 7.67   $ 8.49
--------------------------------------------------------------------------------
Total Return (%)^b                (8.50)    (2.68)     3.26    (1.82)    12.72
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            659       792    1,145     1,292    1,317
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    1.94^c      1.78     1.78      1.76     1.76
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                    1.91^c      1.77     1.78      1.76     1.76
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         10.12     10.24     9.33      8.22     8.30
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           69        52       67        92       91
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.91% and 1.91%, respectively.

Scudder High-Yield Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.35    $ 7.24   $ 7.69    $ 8.52   $ 8.24
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income            .59^a     .72^a    .72^a     .69^a      .70
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.09)     (.89)    (.46)     (.82)      .31
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (.50)     (.17)      .26     (.13)     1.01
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.63)     (.72)    (.71)     (.70)    (.73)
--------------------------------------------------------------------------------
  Return of capital                (.03)        --       --        --       --
--------------------------------------------------------------------------------
  Total distributions              (.66)     (.72)    (.71)     (.70)    (.73)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 5.19    $ 6.35   $ 7.24    $ 7.69   $ 8.52
--------------------------------------------------------------------------------
Total Return (%)^b                (8.46)    (2.66)     3.30    (1.89)    12.88
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            119       124      176       171      125
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    1.98^c      1.77     1.73      1.71     1.71
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                    1.95^c      1.76     1.73      1.71     1.71
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         10.09     10.25     9.38      8.27     8.35
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           69        52       67        92       91
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.95% and 1.95%, respectively.

Scudder Strategic Income Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended October 31,             2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 4.57    $ 5.26   $ 5.60    $ 5.96   $ 5.99
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)     .39^a     .48^a    .49^a     .44^a      .46
--------------------------------------------------------------------------------
  Net realized and unrealized      (.20)     (.72)    (.35)     (.35)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .19     (.24)      .14       .09      .47
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.34)     (.34)    (.48)     (.45)    (.50)
--------------------------------------------------------------------------------
  Tax return of capital            (.09)     (.11)       --        --       --
--------------------------------------------------------------------------------
  Total distributions              (.43)     (.45)    (.48)     (.45)    (.50)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 4.33    $ 4.57   $ 5.26    $ 5.60   $ 5.96
--------------------------------------------------------------------------------
Total Return (%)^b                  4.47    (4.91)     2.43      1.28     8.13
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            322       359      492       550      549
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    1.21^c      1.10     1.11      1.04     1.03
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                    1.19^c      1.09     1.10      1.04     1.03
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          8.78      9.55     8.80      7.36     7.68
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          124        37       92       751      347
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.18%, respectively.

Scudder Strategic Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended October 31,             2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 4.57    $ 5.26   $ 5.59    $ 5.96   $ 5.99
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)     .35^a     .43^a    .43^a     .38^a      .40
--------------------------------------------------------------------------------
  Net realized and unrealized      (.21)     (.72)    (.34)     (.36)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .14     (.29)    (.09)       .02      .41
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.30)    (.42)     (.39)    (.44)
--------------------------------------------------------------------------------
  Tax return of capital            (.08)     (.10)       --        --       --
--------------------------------------------------------------------------------
  Total distributions              (.38)     (.40)    (.42)     (.39)    (.44)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 4.33    $ 4.57   $ 5.26    $ 5.59   $ 5.96
--------------------------------------------------------------------------------
Total Return (%)^b                  3.20    (5.85)     1.57       .12     7.13
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            100       119      198       271      297
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    2.22^c      2.11     2.06      2.01     1.98
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                    2.22^c      2.10     2.05      2.01     1.98
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          7.75      8.50     7.85      6.39     6.73
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          124        37       92       751      347
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.19% and 2.19%, respectively.

Scudder Strategic Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended October 31,             2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 4.60    $ 5.29   $ 5.62    $ 5.99   $ 6.01
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)     .37^a     .45^a    .45^a     .39^a      .42
--------------------------------------------------------------------------------
  Net realized and unrealized      (.21)     (.72)    (.34)     (.36)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .16     (.27)      .11       .03      .43
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.31)     (.32)    (.44)     (.40)    (.45)
--------------------------------------------------------------------------------
  Tax return of capital            (.09)     (.10)       --        --       --
--------------------------------------------------------------------------------
  Total distributions              (.40)     (.42)    (.44)     (.40)    (.45)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 4.36    $ 4.60   $ 5.29    $ 5.62   $ 5.99
--------------------------------------------------------------------------------
Total Return (%)^b                  3.55    (5.51)     1.78       .28     7.37
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             16        19       30        30       15
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    1.87^c      1.76     1.87      1.84     1.85
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                    1.84^c      1.75     1.85      1.84     1.85
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          8.13      8.87     8.05      6.56     6.86
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          124        37       92       751      347
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.83% and 1.83%, respectively.

Scudder U.S. Government Securities Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended October 31,             2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.34    $ 8.38   $ 8.86    $ 8.81   $ 8.74
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income            .51^a     .54^a    .53^a     .58^a      .64
--------------------------------------------------------------------------------
  Net realized and unrealized        .50     (.02)    (.41)       .07      .06
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  1.01       .52      .12       .65      .70
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.53)     (.56)    (.60)     (.60)    (.63)
--------------------------------------------------------------------------------
  Total distributions              (.53)     (.56)    (.60)     (.60)    (.63)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 8.82    $ 8.34   $ 8.38    $ 8.86   $ 8.81
--------------------------------------------------------------------------------
Total Return (%)^b                 12.44      6.44     1.44      7.64     8.41
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          3,908     2,414    2,807     3,286    3,550
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                     .83^c       .80      .85       .80      .78
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     .81^c       .79      .84       .80      .78
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          5.99      6.58     6.22      6.50     7.34
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          83d       193      177       150      261
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of any sales charges.

^c The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .81% and .81%, respectively.

^d The portfolio turnover rate including mortgage dollar roll transactions was 101% for the year ended October 31, 2001.

Scudder U.S. Government Securities Fund -- Class B


--------------------------------------------------------------------------------
 Years Ended October 31,             2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.33    $ 8.37   $ 8.85    $ 8.80   $ 8.73
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income            .43^a     .47^a    .45^a     .49^a      .56
--------------------------------------------------------------------------------
  Net realized and unrealized        .49     (.03)    (.40)       .08      .06
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .92       .44      .05       .57      .62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.45)     (.48)    (.53)     (.52)    (.55)
--------------------------------------------------------------------------------
  Total distributions              (.45)     (.48)    (.53)     (.52)    (.55)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 8.80    $ 8.33   $ 8.37    $ 8.85   $ 8.80
--------------------------------------------------------------------------------
Total Return (%)^b                 11.39      5.54      .54      6.67     7.40
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            220       123      138       129       76
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    1.68^c      1.70     1.76      1.71     1.73
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                    1.66^c      1.69     1.75      1.71     1.73
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          5.14      5.68     5.31      5.59     6.39
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         83^d       193      177       150      261
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of any sales charges.

^c The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.66% and 1.66%, respectively.

^d The portfolio turnover rate including mortgage dollar roll transactions was 101% for the year ended October 31, 2001.

Scudder U.S. Government Securities Fund -- Class C


--------------------------------------------------------------------------------
 Years Ended October 31,             2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.35    $ 8.40   $ 8.87    $ 8.82   $ 8.75
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income            .45^a     .48^a    .46^a     .49^a      .56
--------------------------------------------------------------------------------
  Net realized and unrealized        .48     (.04)    (.40)       .08      .06
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .93       .44      .06       .57      .62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.46)     (.49)    (.53)     (.52)    (.55)
--------------------------------------------------------------------------------
  Total distributions              (.46)     (.49)    (.53)     (.52)    (.55)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 8.82    $ 8.35   $ 8.40    $ 8.87   $ 8.82
--------------------------------------------------------------------------------
Total Return (%)^b                 11.57      5.50      .72      6.66     7.42
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             79        36       35        24       10
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                    1.61^c      1.60     1.66      1.67     1.68
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                    1.59^c      1.59     1.66      1.67     1.68
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          5.21      5.79     5.40      5.63     6.44
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         83^d       193      177       150      261
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b Total return does not reflect the effect of any sales charges.

^c The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.59% and 1.59%, respectively.

^d The portfolio turnover rate including mortgage dollar roll transactions was 101% for the year ended October 31, 2001.

  How to Invest in the Funds


  The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.


  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class


In this prospectus, there are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------

Class A

o Sales charges of up to 4.50%, charged   o  Some investors may be able to reduce
  when you buy shares                        or eliminate their sales charges;
                                             see next page
o In most cases, no charges when you
  sell shares                             o  Total annual operating expenses are
                                             lower than those for Class B or
o Up to 0.25% service fee                    Class C
----------------------------------------------------------------------------------

Class B

o No charges when you buy shares          o  The deferred sales charge rate falls
                                             to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o  Shares automatically convert to
  you bought within the last six years       Class A six years after purchase,
                                             which means lower annual expenses
o 1.00% distribution/service fee             going forward
----------------------------------------------------------------------------------

Class C

o No charges when you buy shares          o  The deferred sales charge rate is
                                             lower, but your shares never convert
o Deferred sales charge of 1.00%,            to Class A, so annual expenses
  charged when you sell shares you           remain higher
  bought within the last year

o 1.00% distribution/service fee
----------------------------------------------------------------------------------


Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from fund assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                                                  Sales charge as a
                        Sales charge as a % of      % of your net
Your investment             offering price           investment
---------------------------------------------------------------------
Up to $100,000                   4.50                   4.71
---------------------------------------------------------------------
$100,000-$249,999                3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999                2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999                2.00                   2.04
---------------------------------------------------------------------
$1 million or more     See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o   you plan to invest at least $100,000 over the next 24 months
    ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o   reinvesting dividends or distributions

o   investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.


If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares         CDSC on shares you sell
---------------------------------------------------------------------
First year                                   4.00%
---------------------------------------------------------------------
Second or third year                          3.00
---------------------------------------------------------------------
Fourth or fifth year                          2.00
---------------------------------------------------------------------
Sixth year                                    1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares         CDSC on shares you sell
---------------------------------------------------------------------
First year                                    1.00%
---------------------------------------------------------------------
Second year and later                          None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

How To Buy Shares

Once you've chosen a share class, use these instructions to make investments.


--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------

$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
----------------------------------------------------------------------------------

Through a financial representative

o Contact your representative using the   o  Contact your representative using
  method that's most convenient for you      the method that's most convenient
                                             for you
----------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application        o  Send a check made out to "Scudder
                                             Funds" and a Scudder investment slip
o Send it to us at the appropriate           to us at the appropriate address
  address, along with an investment check    below

                                          o  If you don't have an investment
                                             slip, simply include a letter with
                                             your name, account number, the full
                                             name of the fund and the share class
                                             and your investment instructions
----------------------------------------------------------------------------------

By wire

o Call (800) 621-1048 for instructions    o  Call (800) 621-1048 for instructions
                                             (minimum $50)
----------------------------------------------------------------------------------

By phone

--                                        o  Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------

With an automatic investment plan

--                                        o  To set up regular investments from a
                                             bank checking account, call
                                             (800) 621-1048 (minimum $50)
----------------------------------------------------------------------------------

On the Internet

--                                        o  Go to www.scudder.com and register

                                          o  Follow the instructions for buying
                                             shares with money from your bank
                                             account
----------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  Regular mail:

  First Investment: Scudder Investments, PO Box 219356, Kansas City, MO
  64121-9356
  Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

  Express, registered or certified mail:
  Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange Or Sell Shares

Use these instructions to exchange or sell shares in your account.

----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------

$1,000 or more to open a new account      Some transactions, including most for
($500 or more for IRAs)                   over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 41
existing accounts
----------------------------------------------------------------------------------

Through a financial representative

o Contact your representative by the      o  Contact your representative by the
  method that's most convenient for you      method that's most convenient for you
----------------------------------------------------------------------------------

By phone or wire

o Call (800) 621-1048 for instructions    o  Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o  the fund, class and account number
  you're exchanging out of                   from which you want to sell shares

o the dollar amount or number of shares   o  the dollar amount or number of
  you want to exchange                       shares you want to sell

o the name and class of the fund you      o  your name(s), signature(s) and
  want to exchange into                      address, as they appear on your
                                             account
o your name(s), signature(s) and
  address, as they appear on your         o  a daytime telephone number
  account

o a daytime telephone number
----------------------------------------------------------------------------------

With an automatic exchange plan

o To set up regular exchanges from a      --
  fund account, call (800) 621-1048
----------------------------------------------------------------------------------

With an automatic withdrawal plan

--                                        o  To set up regular cash payments from
                                             a fund account, call (800) 621-1048
----------------------------------------------------------------------------------

On the Internet

o Go to www.scudder.com and register      --

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).


You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares you'll generally receive the dividend for the day on which your shares were sold.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 10% per year of the net asset value of the account.

o   withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o   for Class A shares purchased through the Large Order NAV
    Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

  TOTAL ASSETS - TOTAL LIABILITIES
------------------------------------ = NAV
 TOTAL NUMBER OF SHARES OUTSTANDING

For each fund and share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors, a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, a fund's value for a security is likely to be different from the last quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts if you have an automatic investment plan or in case where a falling share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have a regular schedule for paying out any earnings to shareholders:


o   Income dividends: declared and paid monthly

o   Short-term and long-term capital gains: December, or otherwise as needed


The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of each fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about a fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.



         Scudder Investments                       SEC
         ----------------------------------------------------------------

         222 South Riverside Plaza                 Public Reference Section
         Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
         www.scudder.com                           www.sec.gov
         (800) 621-1048                            (202) 942-8090





         SEC File Numbers
         ----------------------------------------------------------------
         Scudder High-Yield Fund                   811-2786
         Scudder Strategic Income Fund             811-2743
         Scudder U.S. Government Securities Fund   811-2719







         Distributor
         Scudder Distributors, Inc.
         222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
         Tel (800) 621-1048


         SCUDDER
         INVESTMENTS

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Statement of Additional Information for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short-Term Bond Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
Scudder Worldwide 2004 Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Focus Value+Growth Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Dynamic Growth Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Investors Pennsylvania Municipal Cash Fund
   Tax-Exempt New York Money Market Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund



On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940 and, therefore, a termination of those agreements, Scudder intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.


December 11, 2001

                            SCUDDER HIGH YIELD SERIES
                   Scudder High-Yield Fund (Class A, B, C & I)

                          SCUDDER STRATEGIC INCOME FUND
                Scudder Strategic Income Fund (Class A, B, C & I)

                     SCUDDER U.S. GOVERNMENT SECURITIES FUND
           Scudder U.S. Government Securities Fund (Class A, B, C & I)

                                January 30, 2002



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Funds listed above, dated January 30, 2002, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, (800) 621-1048 or from the firm from which this Statement of Additional Information was obtained. The prospectus is also available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

The Annual Reports to Shareholders dated September 30, 2001 for Scudder High-Yield Fund and October 31, 2001 for Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund accompany this Statement of Additional Information. The financial statements appearing in the Annual Reports are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the combined prospectus. Zurich Scudder Investments, Inc. (the "Advisor") serves as each Fund's investment manager.

                                TABLE OF CONTENTS

                                                                           Page

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................2

MANAGEMENT OF THE FUNDS......................................................22
   Investment Advisor........................................................22
   Brokerage Commissions.....................................................25
   Administrative Agreement..................................................26
   Underwriter...............................................................27

FUND SERVICE PROVIDERS.......................................................32
   Custodian, Transfer Agent and Shareholder Service Agent...................32
   Auditors..................................................................32
   Legal Counsel.............................................................32
   Fund Accounting Agent.....................................................33

PERFORMANCE..................................................................33

PURCHASE AND REDEMPTION OF SHARES............................................38

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................52

NET ASSET VALUE..............................................................55

OFFICERS AND TRUSTEES........................................................56

FUND ORGANIZATION AND SHAREHOLDER RIGHTS.....................................63

ADDITIONAL INFORMATION.......................................................65

FINANCIAL STATEMENTS.........................................................67

APPENDIX.....................................................................68

                             INVESTMENT RESTRICTIONS

Scudder High-Yield Fund, Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund (each a "Fund," collectively the "Funds") have each adopted certain fundamental investment restrictions which cannot be changed without approval of "a majority of its outstanding voting shares." As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of (1) 67% of each Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, each Fund.

Each Fund has elected to be classified as a diversified series of an open-end investment company.

Each Fund may not, as a fundamental policy:

1.       borrow  money,   except  as  permitted  under  the  1940  Act,  and  as
         interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that each Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of each Fund's ownership of securities;

6.       purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; and

7.       make loans to other  persons,  except as permitted  under the 1940 Act,
         and  as  interpreted  or  modified  by  regulatory   authority   having
         jurisdiction, from time to time.

With respect to policy number five above, the Funds have no current intention to hold and sell real estate acquired as a result of a Fund's ownership of securities.

Other Investment Policies

The Trustees of each Fund have voluntarily adopted certain policies and restrictions which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

As a matter of nonfundamental policy, each Fund currently does not intend to:

1.       borrow money in an amount  greater than 5% of its total assets,  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls or other investments or transactions described in each Fund's registration statement which may be deemed to be borrowings;

2. purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that each Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

3. purchase options, unless the aggregate premiums paid on all such options held by each Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

4. enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of each Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of each Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

5. purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of each Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

6. lend portfolio securities in an amount greater than one third (5% in the case of U.S. Government Securities Fund) of its total assets; and

7.       invest more than 15% of net assets in illiquid securities.

                       INVESTMENT POLICIES AND TECHNIQUES

Each Fund is an open-end management investment company which continuously offers and redeems shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund. Scudder High-Yield Fund is a diversified series of Scudder High Yield Series. Scudder Strategic Income Fund is a diversified series of Scudder Strategic Income Fund. Scudder U.S. Government Securities Fund is a diversified Series of Scudder U.S. Government Securities Fund. Each Fund offers four classes of shares: Class A, Class B, Class C and Class I shares.

Except as otherwise indicated, each Fund's objective and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that each Fund will achieve its objective. If there is a change in any Fund's investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which each Fund may engage (such as short selling, hedging, etc.) or a financial instrument which each Fund may purchase (such as options, etc.) are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing each Fund's assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds, but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of each Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Scudder High-Yield Fund. The Fund seeks the highest level of current income obtainable from a diversified portfolio of fixed income securities which the Advisor considers consistent with reasonable risk. As a secondary objective, the Fund will seek capital gain where consistent with its primary objective. The high yield, fixed income securities (debt and preferred stock issues, including convertibles and assignments or participations in loans) in which the Fund intends to invest are commonly referred to as "junk bonds" and normally offer a current yield or yield to maturity that is generally significantly higher than the yield available from securities rated in the four highest categories assigned by S&P or Moody's. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs. Under normal circumstances, the Fund generally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth credit grade (i.e., grade BB/Ba and below). The Fund may invest in common stocks, rights or other equity securities when consistent with the Fund's objectives, but will generally hold such equity investments only as a result of purchases of unit offerings of fixed income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. As a temporary defensive position, the Fund may invest all or a portion of its assets in money market instruments such as obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the three highest grades by Moody's or S&P; commercial paper rated within the two highest grades by either of such rating services; bank certificates of deposit or bankers' acceptances of domestic or Canadian chartered banks having total assets in excess of $1 billion; and any of the foregoing investments subject to short-term repurchase agreements. The Fund may purchase securities on a when-issued or delayed delivery basis (commitments may not exceed 25% of the value of its assets), may purchase foreign securities, including up to 25% of total assets in foreign securities that are traded principally in securities markets outside the United States, lend its portfolio securities up to 1/3 of total assets and engage in Strategic Transactions (defined below). The Fund currently does not intend to invest more than 20% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets. In addition, the Fund does not intend to invest more than 10% of its total assets in inverse floaters. The Fund currently does not intend to invest more than 20% of its net assets in zero coupon U.S. Government Securities during the current year.

Scudder Strategic Income Fund. This Fund seeks a high current return. The Fund pursues its objective by investing primarily in fixed income securities and dividend-paying common stocks and by writing options. Current return includes interest income, common stock dividends and any net short-term gains. Investment in fixed income securities will include corporate debt obligations, U.S. and Canadian Government securities, obligations of U.S. and Canadian banking institutions, convertible securities, preferred stocks, and cash and cash equivalents, including repurchase agreements. Investment in equity securities will primarily be in dividend-paying common stocks. The percentage of assets invested in fixed income and equity securities will vary from time to time depending upon the judgment of the Advisor as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. The Fund may invest up to 50% of its total assets in foreign securities that are traded principally in securities markets outside the United States. The Fund may invest without limit in high yield, fixed income securities, commonly referred to as "junk bonds," that are in the lower rating categories and those that are non-rated. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs. The Fund may also engage in when-issued or delayed delivery transactions (commitments may not exceed 25% of the value of its assets) and lend its portfolio securities up to 1/3 of total assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in income producing investments. In periods of unusual market conditions, the Fund may, for defensive purposes, temporarily retain all or any part of its assets in cash or cash equivalents. The Fund currently does not intend to invest more than 20% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets. In addition, the Fund does not intend to invest more than 10% of its total assets in inverse floaters. The Fund currently does not intend to invest more than 20% of its net assets in zero coupon U.S. Government Securities during the current year.

Scudder U.S. Government Securities Fund. This Fund seeks high current income, liquidity and security of principal. The Fund pursues its objective by investing in obligations issued or guaranteed by the U.S. Government or its agencies, and by obtaining rights to acquire such securities. The Fund's yield and net asset value will fluctuate and there can be no assurance that the Fund will attain its objective. The Fund intends to invest some or all of its assets in Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type. That portion of monthly payments received by the Fund which represents interest and discount will be included in the Fund's net investment income. Principal payments on a GNMA Certificate will be reinvested by the Fund. The balance of the Fund's assets, other than those invested in GNMA Certificates will be invested in obligations issued or guaranteed by the United States or by its agencies. U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality. The Fund will not invest in Mortgage-Backed Securities (defined below) issued by private issuers. The Fund may purchase securities on a when-issued or delayed delivery basis (commitments may not exceed 25% of the value of its assets and delivery not to exceed 120 days from trade date) and engage in Strategic Transactions. The Fund currently does not intend to invest more than 20% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets. In addition, the Fund does not intend to invest more than 10% of its total assets in inverse floaters. The Fund currently does not intend to invest more than 20% of its net assets in zero coupon U.S. Government Securities.

Specialized Investment Techniques

Additional Investment Information. A Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and its investment objective. Accordingly, a Fund may sell fixed income securities in anticipation of a rise in interest rates and purchase such securities for inclusion in its portfolio in anticipation of a decline in interest rates. Frequency of portfolio turnover will not be a limiting factor should the Advisor deem it desirable to purchase or sell securities.

Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which a Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMAs, FHLMCs or FNMAs fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of U.S. Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, the Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by the Fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, the Fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Borrowing. Each Fund will borrow only when the Advisor believes that borrowing will benefit each Fund after taking into account considerations such as the costs of the borrowing. Borrowing by each Fund will involve special risk considerations. Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.

Collateralized Mortgage Obligations ("CMOs"). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The principal risk of CMOs results from the rate of prepayments on underlying mortgages serving as collateral and from the structure of the deal. An increase or decrease in prepayment rates will affect the yield, average life and price of CMOs.


Depositary Receipts. Scudder High-Yield Fund and Scudder Strategic Income Fund may each invest in sponsored or unsponsored American Depositary Receipts
("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of each Fund's investment policies, each Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated

ADRs rather than directly in foreign issuers' stock, each Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Equities as a Result of Workouts. Scudder High-Yield Fund may hold equity securities received in an exchange or workout of distressed lower-rated debt securities. A distressed security is a security that is in default or in risk of being in default.

Foreign Fixed Income Securities. Since most foreign fixed income securities are not rated, Scudder High-Yield Fund and Scudder Strategic Income Fund may each invest in foreign fixed income securities based on the Advisor's analysis without relying on published ratings. Since such investments will be based upon the Advisor's analysis rather than upon published ratings, achievement of each Fund's goals may depend more upon the abilities of the Advisor than would otherwise be the case.

The value of the foreign fixed income securities held by each Fund, and thus the net asset value of each Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which each Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of each Fund's investments in foreign fixed income securities, and the extent to which each Fund hedges its interest rate, credit and currency exchange rate risks. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and each Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of each Fund. Sovereign debt may be issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Foreign Securities. For Scudder High-Yield Fund and Scudder Strategic Income Fund, investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect each Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for each Fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of each Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

High-Yield/High-Risk Bonds. Scudder High-Yield Fund and Scudder Strategic Income Fund may each purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P and unrated securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect each Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

Each Fund may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations for purposes of valuing each Fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objective by investment in such securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor will determine whether it is in the best interests of each Fund to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Illiquid Securities and Restricted Securities. Each Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

Each Fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, each Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Each Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

Each Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between each Fund's decision to sell a restricted or illiquid security and the point at which each Fund is permitted or able to sell such security, each Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund.

Interfund Borrowing and Lending Program. Each Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Fund is actually engaged in borrowing through the interfund lending program, the Fund will borrow according to its nonfundamental policy on borrowing.

Investment of Uninvested Cash Balances. Each Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, each Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Zurich Scudder Cash Management QP Trust and Scudder Trust Company, or one or more future entities for which Scudder Kemper Investments acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act
(collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance the Fund's ability to manage Uninvested Cash.

Each Fund will invest Uninvested Cash in Central Funds only to the extent that the Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

Investing in Emerging Markets. Scudder High-Yield Fund and Scudder Strategic Income Fund investments in foreign securities may be in developed countries or in countries considered by the Advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for each Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, each Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Advisor believes that these characteristics may be expected to continue in the future.

Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of each Fund is uninvested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause each Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to each Fund due to subsequent declines in value of the portfolio security or, if each Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. Each Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to each Fund of any restrictions on investments.

In the course of investment in emerging markets, each Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While each Fund will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause each Fund to suffer a loss of value in respect of the securities in each Fund's portfolio.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for each Fund's securities in such markets may not be readily available. Each Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission. Accordingly if each Fund believes that appropriate circumstances exist, it will promptly apply to the Securities and Exchange Commission for a determination that an emergency is present. During the period commencing from each Fund's identification of such condition until the date of the Securities and Exchange Commission action, each Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of each Fund's Board.

Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities.

Each Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by each Fund defaults, each Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. Each Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Income from securities held by each Fund could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which each Fund makes its investments. Each Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to each Fund or to entities in which each Fund has invested. The Advisor will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Many emerging markets have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in each Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect each Fund's assets should these conditions recur.

The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Investment-Grade Bonds. Each Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that each Fund invests in higher-grade securities, each Fund will not be able to avail itself of opportunities for higher income which may be available at lower grades.

Lending of Portfolio Securities. Scudder High-Yield Fund and Scudder Strategic Income Fund may each seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, each Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Master/feeder Structure. Each Fund's Board of Trustees has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Portfolio Maturity. Each Fund may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of each Fund's portfolio may be relatively short (under 5 years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall.

Privatized Enterprises. For Scudder High-Yield Fund and Scudder Strategic Income Fund, investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. Each Fund's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as each Fund, to participate in privatizations may be limited by local law, or the price or terms on which each Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which each Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as an enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which each Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering, these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Repurchase Agreements. Each Fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, each Fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for each Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., each Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to each Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to each Fund together with the repurchase price upon repurchase. In either case, the income to each Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by each Fund subject to a repurchase agreement as being owned by each Fund or as being collateral for a loan by each Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, each Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and each Fund has not perfected a security interest in the Obligation, each Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, each Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for each Fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case each Fund may incur a loss if the proceeds to each Fund of the sale to a third party are less than the repurchase price. However, if the market value
(including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Short Sales Against the Box. Scudder Strategic Income Fund may make short sales of common stocks if, at all times when a short position is open, the Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which the Fund may enter into short sales against the box.

Stand-by Commitments. For Scudder High-Yield Fund, a stand-by commitment is a right acquired by the Fund when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by the Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) the Fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

Trustees' Power to Change Objectives and Policies. Except as specifically stated to the contrary, the objectives and policies of each Fund may be changed by the Trustees without a vote of the shareholders. However, the Board will provide shareholders of Scudder High Yield Fund with 60 days' notice of any change in the Fund's policy to invest at least 80% of net assets in high-yield securities and 60 days' notice to shareholders of U.S. Government Securities Fund if any changes in the Fund's policy to invest all of its assets in U.S. Government Securities.

U.S.   Government   Securities.   There  are  two  broad   categories   of  U.S.
Government-related  debt  instruments:   (a)  direct  obligations  of  the  U.S.
Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government Securities in each Fund's portfolio does not guarantee the net asset value of the shares of each Fund. There are market risks inherent in all investments in securities and the value of an investment in each Fund will fluctuate over time. Normally, the value of investments in U.S. Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government Securities will tend to decline, and as interest rates fall the value of each Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as

GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of each Fund and may even result in losses to each Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of each Fund's average portfolio maturity. As a result, each Fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

When-Issued Securities. Each Fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by each Fund to the issuer and no interest accrues to each Fund. When each Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of each Fund are held in cash pending the settlement of a purchase of securities, each Fund would earn no income. While such securities may be sold prior to the settlement date, each Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time each Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. Each Fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. Each Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each Fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of each Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of each Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of each Fund, and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of each Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to each Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation each Fund can realize on its investments or cause each Fund to hold a security it might otherwise sell. The use of currency transactions can result in each Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of each Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of each Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, each Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, each Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving each Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect each Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting each Fund to require the Counterparty to sell the option back to each Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with each Fund or fails to make a cash settlement payment due in accordance with the terms of that option, each Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by each Fund, and portfolio securities "covering" the amount of each Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase each Fund's income. The sale of put options can also provide income.

Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by each Fund must be "covered" (i.e., each Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though each Fund will receive the option premium to help protect it against loss, a call sold by each Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of each Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that each Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by each Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires each Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of each Fund. If each Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of each Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which each Fund has or in which each Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which each Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of each Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of each Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), each Fund holds securities denominated in schillings and the Advisor believes that the value of schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to each Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that each Fund is engaging in proxy hedging. If each Fund enters into a currency hedging transaction, each Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments.

These can result in losses to each Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of each Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities each Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream each Fund may be obligated to pay. Interest rate swaps involve the exchange by each Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with each Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as each Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, each Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that each Fund's segregate cash or liquid assets with its custodian to the extent that obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by each Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by each Fund will require each Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by each Fund on an index will require each Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by each Fund requires each Fund to segregate cash or liquid assets equal to the exercise price.

Except when each Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates each Fund to buy or sell currency will generally require each Fund to hold an amount of that currency or liquid assets denominated in that currency equal to each Fund's obligations or to segregate liquid assets equal to the amount of each Fund's obligation.

OTC options entered into by each Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when each Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by each Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when each Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, each Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by each Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and each Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, each Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, each Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to each Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated cash or liquid assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, each Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by each Fund. Moreover, instead of segregating assets if each Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

                             MANAGEMENT OF THE FUNDS

Investment Advisor

The Advisor,  an  investment  counsel firm,  acts as investment  advisor to each
Fund.  This   organization,   the  predecessors  of  which  are  Scudder  Kemper
Investments,  Inc.  and  Scudder,  Stevens  &  Clark,  Inc.  is one of the  most experienced investment counseling firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Advisor introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders. On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. The Advisor manages each Fund's daily investment and business affairs subject to the policies established by the Trusts' Board of Trustees.

Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open and closed-end mutual funds.

Pursuant to an investment management agreement with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of each Fund if elected to such positions.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting the securities in which each Fund may invest, the conclusions and investment decisions of the Advisor with respect to each Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for each Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that each Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of each Fund is expected to vary from those of these other mutual funds.

Certain investments may be appropriate for each Fund and also for other clients advised by the Advisor. Investment decisions for each Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by each Fund. Purchase and sale orders for each Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to each Fund.

Purchase and sale orders for each Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to each Fund.

The investment management agreements (each an "Agreement," collectively the "Agreements") for each Fund will continue in effect until September 30, 2002 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the applicable Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the applicable Trustees or of a majority of the outstanding voting securities of the applicable Fund. The investment management agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

Under each investment management agreement, the Advisor regularly provides the applicable Fund with continuing investment management for each Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines which securities shall be purchased, held or sold and which portion of the applicable Fund's assets shall be held uninvested, subject to the applicable Trust's Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of each Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under each investment management agreement, the Advisor also renders significant administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to each Fund (such as each Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget; processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Trustees.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees of each Fund affiliated with the Advisor and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides each Fund's office space and facilities.

Under its investment management agreement, each Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of each Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. Each Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of each Fund. Each Fund is also responsible for its expenses from shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the applicable Fund with respect thereto.

Scudder High-Yield Fund

Under its investment management agreement, the Fund pays the Advisor a management fee payable monthly at an annual rate of 0.58% of the first $250 million of average daily net assets computed and accrued daily, 0.55% of the next $750 million of such net assets, 0.53% of the next $1.5 billion of such net assets, 0.51% of the next $2.5 billion of such net assets, 0.48% of the next $2.5 billion of such net assets, 0.46% of the next $2.5 billion of such net assets, 0.44% of the next $2.5 billion of such net assets and 0.42% of such net assets in excess of $12.5 billion. For the year ended September 30, 2001, the fee pursuant to the investment management agreement aggregated $16,242,096, which is equivalent to an annualized effective rate of 0.54% of the Fund's average daily net assets. The Fund incurred a management fee of $20,715,587 for the year ended September 30, 2000, which was equivalent to an annualized effective rate of 0.53% of the Fund's average daily net assets. The Fund incurred a management fee of $25,773,000 for the year ended September 30, 1999, of which $1,685,000 is unpaid.

Scudder Strategic Income Fund

Under its investment management agreement, the Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.58% of the first $250 million of the Fund's average daily net assets, 0.55% of the next $750 million of such net assets, 0.53% of the next $1.5 billion of such net assets, 0.51% of the next $2.5 billion of such net assets, 0.48% of the next $2.5 billion of such net assets, 0.46% of the next $2.5 billion of such net assets, 0.44% of the next $2.5 billion of such net assets and 0.42% of such net assets in excess of $12.5 billion, computed and accrued daily and payable monthly. Accordingly, for the year ended October 31, 2001, the fee pursuant to the investment management agreement was equivalent to an annual rate of 0.57% of the Fund's average daily net assets. The Fund incurred a management fee of $11,324,099 for the year ended October 31, 2000, which was equivalent to an annualized effective rate of 0.42% of the Fund's average daily net assets. The Fund incurred a management fee of $4,628,000 for the year ended October 31, 1999.

Scudder U.S. Government Securities Fund

Under the investment management agreement, the Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.45% of the first $250 million of the Fund's average daily net assets, 0.43% of the next $750 million of such net assets, 0.41% of the next $1.5 billion of such net assets, 0.40% of the next $2.5 billion of such net assets, 0.38% of the next $2.5 billion of such net assets, 0.36% of the next $2.5 billion of such assets, 0.34% of the next $2.5 billion of such assets and 0.32% of such net assets in excess of $12.5 billion of the Fund's average daily net assets, computed and accrued daily and payable monthly. Accordingly, for the year ended October 31, 2001, the fee pursuant to the investment management agreement was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets. The Fund incurred a management fee of $3,399,508 for the year ended October 31, 2000, which as equivalent to an annualized effective rate of 0.56% of the Fund's average daily net assets. The fund incurred a management fee of $13,436,000 for the year ended October 31, 1999.

Code of Ethics

The Funds, the Advisor and the principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. Board members, officers of each Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Brokerage Commissions

Allocation of brokerage may be placed by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for each Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by each Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Each Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by each Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to the Advisor or each Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions if applicable for each Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or each Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of each Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research, market and statistical services from broker/dealers may be useful to each Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than each Fund and not all such information is used by the Advisor in connection with each Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to each Fund.

The table below shows total brokerage commissions paid by each Fund for the last three fiscal years or periods, as applicable and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.

                                                  Allocated to firms     Allocated to firms      Allocated to firms
                                                based on Research in    based on Research in   based on Research in
Fund                                                 Fiscal 2001             Fiscal 2000            Fiscal 1999
----                                                 -----------             -----------            -----------

Scudder High-Yield Series                               $17,445                  $1,013                $17,786

Scudder Strategic Income Fund                           $621.60                    $145                     $0

Scudder U.S. Government Securities Fund                 $27,906                  $3,300                 $3,678

Portfolio Turnover

Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to each Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for each Fund's portfolio whenever necessary, in management's opinion, to meet each Fund's objective.

Scudder High-Yield Fund: For the fiscal years ended September 30, 2000 and September 30, 2001 portfolio turnover rates were 52% and 69%, respectively.

Scudder Strategic Income Fund: For the fiscal years ended October 31, 2000 and October 31, 2001 portfolio turnover rates were 37% and 124%, respectively.

Scudder U.S. Government Securities Fund: For the fiscal years ended October 31, 2000 and October 31, 2001 portfolio turnover rates were 193% and 83%, respectively.

Administrative Agreement

Each Fund has entered into an administrative services agreement ("Administrative Agreement") with the Advisor pursuant to which the Advisor provides or pays others to provide substantially all of the administrative services required by each Fund (other than those provided by the Advisor under its investment management agreement with each Fund, as described above) in exchange for the payment by each Fund of an annual administrative services fee (the "Administrative Fee") as follows: for Scudder High-Yield Fund 0.200%, 0.275%, 0.275% and 0.100% of average daily net assets for Class A, B, C and I shares, respectively, computed and accrued daily and payable monthly; for Scudder Strategic Income Fund, 0.325%, 0.375% and 0.200% of average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly; and for Scudder U.S. Government Securities Fund, 0.200%, 0.250%, 0.175% and 0.100% of average daily net assets for Class A, B, C and I shares, respectively, computed and accrued daily and payable monthly. In addition, the Advisor had agreed to waive 0.004% of the Administrative Fee for Class A shares of Scudder U.S. Government Securities Fund through May 29, 2002.

One effect of this arrangement is to make each Fund's future expense ratio more predictable. However, each Fund will not benefit from economies of scale derived from increases in assets.

Various  service  providers  (the  "Service  Providers"),   some  of  which  are
affiliated with the Advisor, provide certain services to each Fund pursuant to separate agreements.

The Advisor will pay the Service Providers for the provision of their services to each Fund and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor the Administrative Fee.

Each Administrative Agreement has an initial term of three years, ending September 30, 2003, subject to earlier termination by each Fund's Board. The Administrative Agreements shall continue in effect on an annual basis after September 30, 2003, provided that such continuance is approved at least annually by a majority of the Trustees, including the Independent Trustees. The fee payable by each Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from each Fund's custodian for cash balances.

Certain expenses of each Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the independent directors/trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with the Advisor.

Underwriter

Pursuant to separate Underwriting and Distribution Services Agreements ("Distribution Agreements"), and a separate Shareholder Services Agreement ("Services Agreement") Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter and distributor for the Class A, B, C and I shares of each Fund, as applicable, and acts as agent of each Fund in the continuous offering of its shares. SDI bears all of its expenses of providing services pursuant to the Distribution Agreements, including the payment of any commissions. The Advisor pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

Each Distribution Agreement and Services Agreement continues in effect from year to year so long as such continuance is approved for each Fund at least annually by a vote of the Board of Trustees for each Fund, including the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the Agreements. Each Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by each Fund or by SDI upon 60 days' notice. Termination with respect to the Class A, B or C shares of each Fund may be by a vote of (i) the majority of the Board of Trustees of each Fund who are not interested persons of each Fund and who have no direct or indirect financial interest in the Services Agreement or a "majority of the outstanding voting securities" of the Class A, B or C shares, as defined under the 1940 Act. The Distribution Agreement and Services Agreement may not be amended for a class to increase materially the fee to be paid by each Fund without approval by a majority of the outstanding voting securities of such class of each Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Agreements.

Class A Shares. SDI receives no compensation from each Fund as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the Distribution Agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Funds' shares. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the periods noted. Each Fund pays SDI a services fee pursuant to a Rule 12b-1 Plan, computed at an annual rate of up to 0.25 of 1% of the average daily net assets of the Class, as set forth in the Services Agreement.

                                                                                                    Commissions Paid
                                       Fiscal       Commissions          Commissions SDI Paid            to SDI
            Class A Shares               Year     Retained by SDI            to All Firms           Affiliated Firms
            --------------               ----     ---------------            ------------           ----------------

Scudder High-Yield Fund                  2001    $380,828                      $319,752             $4,127
                                         2000    $413,070                             0             0
                                         1999    $660,000                             0             $40,000



                                       27

                                                                                                    Commissions Paid
                                       Fiscal       Commissions          Commissions SDI Paid            to SDI
            Class A Shares               Year     Retained by SDI            to All Firms           Affiliated Firms
            --------------               ----     ---------------            ------------           ----------------

Scudder Strategic Income Fund            2001    $26,722                       $206,348             $1,704
                                         2000    $33,823                              0             0
                                         1999    $175,000                             0             0

U.S. Government Securities Fund          2001    $152,435                     2,086,697             $735
                                         2000    $121,037                             0             0
                                         1999    $222,000                             0             $3,000

Class A, Class B, and Class C Shares

Rule 12b-1 Plan

Distribution Services. Each Fund has adopted a plan under Rule 12b-1 (each a "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of Fund assets on an ongoing basis they will, over time, increase the cost of an investment and cost more than other types of sales charges.

Since the Distribution Agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution and services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of each Fund to make payments to SDI pursuant to the Rule 12b-1 Plan will cease and each Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for each Fund to pay any expenses incurred by SDI in excess of its fees under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

For its services under the Distribution Agreement, SDI receives a fee from each Fund under a Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges paid with respect to Class B shares. SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the Distribution Agreement, SDI receives a fee from each Fund under a Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by SDI or the Fund. SDI also receives any contingent deferred sales charges paid with respect to Class C shares.

Shareholder Services. Pursuant to the Rule 12b-1 Plan, information and administrative services are provided to each Fund on behalf of Class A, B and C shareholders under a Services Agreement with SDI. SDI bears all its expenses of providing services pursuant to a Services Agreement between SDI and the Fund, including the payment of a service fee. Each Fund pays SDI a shareholder services fee, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class A, B and C shares of each Fund. For Scudder High Yield Series, the period from July 1, 2001 through September 30, 2001, for Class A, Class B, and Class C incurred Shareholder Services Fees in the amount of $ XXX, $XXX and $XXX, respectively. For Scudder Strategic Income Fund, the period from July 1, 2001 through October 31, 2001, for Class A, Class B, and Class C incurred Shareholder Services Fees in the amount of $ XXX, $XXX and $XXX, respectively. For Scudder U.S. Government Securities Fund, the period from

July 1, 2001 through October 31, 2001, for Class A, Class B, and Class C incurred Shareholder Services Fees in the amount of $ XXX, $XXX and $XXX, respectively.

SDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding a Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A Shares, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares, commencing with the month after investment. With respect to Class B and Class C Shares, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such Shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C Shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by SDI or the Fund. Firms to which service fees may be paid include affiliates of SDI. In addition SDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a Fund.

SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the shareholder or administrative services fee payable to SDI is payable at an annual rate of 0.25% based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on a Fund's records. The effective shareholder services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides shareholder services. The Board of each Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all Fund assets in the future

Certain Trustees or officers of the Funds are also directors or officers of the Advisor or SDI, as indicated under "Officers and Trustees."

Expenses of the Funds in connection with the Rule 12b-1 Plans for each class of shares is set forth below. A portion of the marketing and sales and operating expenses shown below could be considered overhead expenses.

Administrative service fees paid by each Fund are set forth below:

                               Administrative Service Fees Paid by Fund
                               ----------------------------------------

                                                                                   Total Service     Service Fees Paid
                               Fiscal                                              Fees Paid by        by SDI to SDI
Fund                            Year      Class A        Class B       Class C     SDI to Firms      Affiliated Firms
----                            ----      -------        -------       -------     ------------      ----------------

Scudder High-Yield Fund         2000   $5,835,618.03  $2,477,370.35   $393,121.29   $8,962,095.90         $33,744.36
Scudder High-Yield Fund         1999      $9,210,017     $3,951,319      $595,934     $13,767,732                 $0

Scudder Strategic Income Fund   2000   $1,069,909.68    $390,256.84    $59,849.05   $1,410,412.44          $3,398.43
Scudder Strategic Income Fund   1999      $1,414,715       $701,493       $91,515      $2,207,470             $4,000

For the period September 30, 2000, through July 1, 2001 the Administrative Fee for Scudder High-Yield Fund was as follows:

         Administrative Fee                    Total Aggregated                Unpaid as of September 30, 2001
         ------------------                    ----------------                -------------------------------

Class A                                           $1,404,715                                $314,094
Class B                                             $691,591                                $370,650
Class C                                             $125,431                                 $62,788
Class I                                               $3,859                                    $826
                                                  $2,225,596                                $748,358

For the period October 31, 2000, through July 1, 2001 the Administrative Fee for
Scudder Strategic Income Fund was as follows:

         Administrative Fee                    Total Aggregated             Unpaid as of October 31, 2001
         ------------------                    ----------------             -----------------------------

Class A                                             $461,807                             $92,460
Class B                                             $168,561                             $33,291
Class C                                              $14,434                               $2,82
                                                    $644,802                            $128,633

For the period October 31, 2000, through July 1, 2001 the Administrative Fee for
Scudder U.S. Government Securities Fund was as follows:

                                                                                          Unpaid as of
      Administrative Fee             Total Aggregated             Fee Waived            October 31, 2001
      ------------------             ----------------             ----------            ----------------

Class A                                 $3,281,215                 $55,441                  $736,822
Class B                                    215,507                       -                    47,388
Class C                                     51,847                       -                    11,839
Class I                                      1,980                       -                       452
                                        $3,550,549                 $55,441                  $796,501

                                                      Contingent    Total           Distribution
                                       Distribution   Deferred      Distribution    Fees Paid by
                                       Fees Paid by   Sales Charge  Fees Paid by    Underwriter to
Fund Class B                Fiscal     Fund to        to            Underwriter to  Affiliated
Shares                      Year       Underwriter    Underwriter   Firms           Firms
------                      ----       -----------    -----------   -----           -----

Scudder-High Yield Fund        2001    $6,069,476     $2,259,164     $8,328,640               $
                               2000     7,435,876     3,773,989      11,209,865       3,169,108
                               1999     9,936,029     3,183,508               0               0

Scudder Strategic Income       2001      $909,561      $345,846      $1,255,407               $
Fund
                               2000       1,17439       696,389       1,867,828         366,283
                               1999     1,844,585       762,753               0               0

Scudder Government U.S.
Securities Fund                2001    $1,271,795      $328,785      $1,600,580               $
                               2000       927,940       459,277       1,387,217         572,025
                               1999     1,023,169       394,450               0               0


Other Distribution Expenses Paid by Underwriter
-----------------------------------------------

Advertising    Prospectus  Marketing and    Misc. Operating    Interest
and Literature Printing    Sales Expenses   Expenses           Expense
-------------- --------    --------------   --------           -------


  $388,519     $29,502        $80,898            $54,442     $5,340,814
   446,922      53,457        524,285            107,193     5,517,867
 1,156,635     132,290      2,927,997            333,899     4,375,108

   $32,910      $2,064         $8,338             $4,912     $660,330

    59,464       7,230         53,529             12,334      779,898
   193,285      11,321        481,691             72,363      722,443


   $80,779      $5,442        $33,477            $13,010     $992,713
    82,697       9,912         71,549             17,682     1,017,700
   175,252      13,036        471,976             68,029      741,630



                                                      Contingent    Total           Distribution
                                       Distribution   Deferred      Distribution    Fees Paid by
                                       Fees Paid by   Sales Charge  Fees Paid by    Underwriter to
Fund Class C                Fiscal     Fund to        to            Underwriter to  Affiliated
Shares                      Year       Underwriter    Underwriter   Firms           Firms
------                      ----       -----------    -----------   -----           -----

Scudder High-Yield Fund         2001    $1,038,120        $21,493     $1,059,613               $
                                2000       162,170         35,854      1,216,157       1,360,333
                                1999     1,494,792        124,877              0               0

Scudder Strategic Income        2001      $112,848         $2,031       $124,879               $
Fund
                                2000       179,621         14,327        193,947         185,152
                                1999       242,533         12,325              0               0

Scudder Government U.S.
Securities Fund                 2001      $429,276        $12,496       $441,771               $
                                2000       282,895         13,301        296,196         315,091
                                1999       235,527         37,883              0               0


Other Distribution Expenses Paid by Underwriter



Advertising    Prospectus  Marketing and  Misc. Operating    Interest
and Literature Printing    Sales Expenses Expenses           Expense
-------------- --------    -------------- --------           -------


  $142,661     $11,529        $43,362            $20,602     $806,160
   127,801      15,830        162,170             40,691      741,456
   342,750      37,346        891,392            108,574      519,465

   $18,259        $981         $3,051             $2,576      $88,348

    25,678       2,989         21,334              6,252      104,717
    53,143       3,338        133,148             29,759       73,790


   $63,039      $4,590        $27,353             $9,785     $105,355
    55,871       6,146         41,666             10,450       94,979
    75,567       5,597        198,303             32,776       58,038

                             FUND SERVICE PROVIDERS

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Fund held outside the United States. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund.

Scudder High Yield Fund, Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund

SSB is also each Fund's transfer agent and dividend paying agent. Pursuant to an agreement with SSB, Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as each Fund's transfer, dividend-paying agent and shareholder service agent for each Fund's Class A, B, C and I shares. Prior to the implementation of the Administrative Agreement, SISC received as transfer agent an annual account fee of $14.00 ($23.00 for retirement accounts) plus account set up charges, annual fees associated with the contingent deferred sales charges (Class B shares only), an asset based fee of 0.05% and out-of-pocket expense reimbursement.

Scudder High Yield Fund

For the period May 29, 2001 through October 1, 2001, the amount charged to the Fund's Class A, B, C and I shares by SISC amounted to $3,050,152.

Effective May 29, 2001, the above fee is paid by the Advisor in accordance with the Administrative Agreement.

Scudder Strategic Income Fund

Prior to May 29, 2001, the amount charged to the Fund's Class A, B and C shares by SISC amounted to $421,911, $317,704 and $3,030, respectively.

Effective May 29, 2001, the above fee is paid by the Advisor in accordance with the Administrative Agreement.

Scudder U.S. Government Securities Fund

Prior to May 29,  2001,  the amount  charged  to the Fund's  Class A, B, C and I
shares  by  SISC   amounted  to   $1,963,596,   $69,783,   $16,972  and  $1,389,
respectively.

Effective May 29, 2001 the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Auditors

Each Fund's independent auditors, Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, 02116-5072, audit and report on each Fund's annual financial statements, review certain regulatory reports and each Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by each Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, IL 60601, acts as legal counsel to each Fund.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Advisor, computes each Fund's net asset value. Currently, SFAC receives no fee for its services to each Fund.

                                   PERFORMANCE

A Fund may advertise several types of performance information for a class of shares, including "yield" and "average annual total return" and "total return." Performance information will be computed separately for each class. Each of these figures is based upon historical results and is not representative of the future performance of any class of a Fund. A Fund with fees or expenses being waived or absorbed by Scudder Kemper may also advertise performance information before and after the effect of the fee waiver or expense absorption.

Performance results for Funds receiving a waiver of fees or absorption of expenses may be shown with and without the effect of this waiver and expense absorption. Performance results not giving effect to waivers and expense absorptions will be lower.

Yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of a Fund's shares at the end of the period. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one-, five- and ten-year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of a Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Each Fund's yield shown below is based on the one-month period ended as noted.

                                              Class A      Class B      Class C

Scudder High-Yield Fund                        13.00%       12.65%        12.85%
Scudder Strategic Income Fund                  10.09%        9.72%         9.90%
Scudder U.S. Government Securities Fund         5.31%        4.45%         4.53%

Each Fund's yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:

                          YIELD = 2 [ ( a-b +1 )^6 - 1]
                                        ---
                                        cd

Where:
        a        =  dividends and interest earned during the period.
        b        =  expenses accrued for the period (net of reimbursements).
        c        =  the average daily number of shares outstanding during the period that were entitled to receive dividends.
        d        =  the maximum offering price per share on the last day of the period (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, each Fund follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that each Fund uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles. Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in a Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of a Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

A Fund's performance figures are based upon historical results and are not representative of future performance. Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% of the offering price. Class B, Class C and Class I shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes including, but not limited to, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Adjustable Rate Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government/ Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers 30 Year GNMA Index and the Merrill Lynch Market Weighted Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's(TM), Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative.

Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(R) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report or Money Market Insight, reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes.

Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI").

A Fund may depict the historical performance of the securities in which a Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning a Fund.

Each Fund's returns and net asset value will fluctuate and shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Fund.

The yield or price volatility of a Fund may be compared to various securities, such as U.S. Government Securities, or indexes, such as the COFI referred to above or the constant Maturity Treasury Index ("CMTI") published by the Federal Reserve Board. A Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for a Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by a Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums.

Comparative information with respect to certain indices may be included. Please note the differences and similarities between the investments which a Fund may purchase and the investments measured by the applicable indices. The Consumer Price Index is generally considered to be a measure of inflation. The Lehman Brothers Adjustable Rate Index generally represents the performance of adjustable rate mortgages during various market conditions. The

Lehman Brothers Aggregate Bond Index generally represents the performance of intermediate and long-term government bonds and investment grade corporate debt securities and mortgage-backed securities during various market conditions. The Lehman Brothers Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities during various market conditions. The Merrill Lynch Market Weighted Index generally represents the performance of short- and intermediate-term Treasury and GNMA securities during various market conditions. The Salomon Brothers High Grade Corporate Bond Index generally represents the performance of high grade long-term corporate bonds during various market conditions. The Salomon Brothers Long-Term High Yield Index generally represents the performance of high yield debt securities during various market conditions. The Salomon Brothers 30 Year GNMA Index generally represents the performance of GNMA 30-year pass-through mortgages. The foregoing bond indices are unmanaged. The market prices and yields of corporate and government bonds will fluctuate. The net asset values and returns of each class of shares of the Funds will also fluctuate.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of each Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of each Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:
                 T         =       Average Annual Total Return
                 P         =       a hypothetical initial investment of $1,000
                 n         =       Number of years
                 ERV       =       Ending  redeemable value: ERV is the value,
                                   at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Performance figures for Class B and C shares of each Fund prior to their commencement of sales are derived from the historical performance of Class A shares, adjusted to reflect the higher operating expenses applicable to Class B and C shares. The adjustment is calculated by measuring the actual return differential between Class B and Class C shares over a common period. This relative performance comparison is then used to impute B and C share performance from A share returns for periods prior to the inception of such B and C shares. The performance figures are also adjusted to reflect the maximum initial sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the charts below assume reinvestment of distributions at net asset value and represent both actual past performance figures for each class and adjusted performance figures for Class B and C shares of a Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      Average Annual Total Returns for the Period Ended September 30, 2001*

                                         1 Year      5 Years        10 Years
                                         ------      -------        --------

Scudder High-Yield Fund -- Class A        -11.84%      0.31%          6.47%
Scudder High-Yield Fund -- Class B        -10.95%      0.25%          6.04%
Scudder High-Yield Fund -- Class C         -8.46%      0.41%          6.09%

* Because Class B and C shares were introduced on May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares which commenced investment operations on January 26, 1978. Actual performance of Class B and C shares is shown beginning May 31, 1994.

       Average Annual Total Returns for the Period Ended October 31, 2001*

                                           1 Year     5 Years       10 Years
                                           ------     -------       --------

Scudder Strategic Income Fund -- Class A   -0.23%      1.31%          6.47%
Scudder Strategic Income Fund -- Class B    0.36%      1.06%          5.88%
Scudder Strategic Income Fund -- Class C    3.55%      1.46%          6.12%

* Because Class B and C shares were not introduced until May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares which commenced investment operations on June 23, 1977. Actual performance of Class B and C shares is shown beginning May 31, 1994.

       Average Annual Total Returns for the Period Ended October 31, 2001*

                                                    1 Year   5 Years    10 Years
                                                    ------   -------    --------

Scudder U.S. Government Securities Fund -- Class A   7.38%     6.23%      6.36%
Scudder U.S. Government Securities Fund -- Class B   8.39%     6.09%      5.85%
Scudder U.S. Government Securities Fund -- Class C   11.57%    6.32%      5.95%

* Because Class B and C shares were not introduced until May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares which commenced investment operations on October 1, 1979. Actual performance of Class B and C shares is shown beginning May 31, 1994.

In connection with communicating its average annual total return to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Total Return

Total return is the rate of return on an investment for a specified period of time.

From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of each Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of each Fund's and classes' performance data.

Quotations of each Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of each Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of each Fund will vary based on changes in market conditions and the level of each Fund and class expenses.

Comparison of Fund Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of each Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, each Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning each Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which each Fund invests.

From time to time, in advertising and marketing literature, each Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

From time to time, in marketing and other Fund literature, members of the Board and officers of a Fund, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage a Fund. In addition, the amount of assets that the Advisor has under management in various geographical areas may be quoted in advertising and marketing materials.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares a Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return. Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

                        PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold at their public offering price, which is the net asset value per share next determined after an order is received in proper form, plus, with respect to Class A shares, an initial sales charge. Class A shares are sold subject to an annual Rule 12b-1/shareholder services fee of 0.25%. Class B shares and Class C shares are sold subject to an annual Rule 12b-1/shareholder services fee of 1.00%. That portion of the Rule 12b-1/shareholder services fee for each of Class A, Class B and Class C attributable to shareholder services is 0.25%. The minimum initial investment for Class A, B or C shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for an Individual Retirement Account is $500 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. Each Fund may waive the minimum for purchases by trustees, directors, officers or employees of each Fund or the Advisor and its affiliates.

Purchase of Shares

Alternative Purchase Arrangements

Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution and Shareholder Services fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                               Annual 12b-1
                                                               Service Fees
                                                            (as a % of average
                              Sales Charge                  daily net assets)            Other Information
                              ------------                  -----------------            -----------------

Class A         Maximum initial sales charge of 4.50%             0.25%           Initial sales charge waived or reduced
                of the public offering price                                      for certain purchases
Class B         Maximum contingent deferred sales                 1.00%           Shares convert to Class A shares six
                charge of 4% of redemption proceeds;                              years after issuance
                declines to zero after six years
Class C         Contingent deferred sales charge of 1%            1.00%           No conversion feature
                of redemption proceeds for redemptions
                made during first year after purchase
Class I         None                                              None

Initial Sales Charge Alternative -- Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                           Sales Charge
                                           ------------
                                                                                         Allowed to Dealers
                                           As a Percentage of     As a Percentage of     As a Percentage of
Amount of Purchase                            Offering Price       Net Asset Value*        Offering Price
------------------                            --------------       ----------------        --------------

Less than $100,000                                  4.50%                 4.71%                 4.00%
$100,000 but less than $250,000                     3.50                  3.63                  3.00
$250,000 but less than $500,000                     2.60                  2.67                  2.25
$500,000 but less than $1 million                   2.00                  2.04                  1.75
$1 million and over                                  .00**                 .00**                 .00***

*        Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***      Commission is payable by SDI as discussed below.

Each Fund receives the entire net asset value of all its Class A shares sold. SDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, SDI may reallow to dealers up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other Scudder Funds listed under "Special Features -- Class A Shares -- Combined

Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features;" (the "Large Order NAV Purchase Privilege") or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees. Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

SDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege and one of the three following compensation schedules up to the following amounts:

Compensation Schedule #1(1)                       Compensation Schedule #2(2)         Compensation Schedule #3(2)
---------------------------                       ---------------------------         ---------------------------
                                                                            As a
                                       As a                            Percentage of                          As a
                                   Percentage of       Amount of         Net Asset    Amount of Shares    Percentage of
Amount of Shares Sold             Net Asset Value     Shares Sold          Value             Sold        Net Asset Value
---------------------             ---------------     -----------          -----             ----        ---------------

$1 million to $5 million               1.00%       Under $15 million       0.50%       Over $15 million       0.25%

Over $5 million to $50 million         0.50%              --                --               --                --

Over $50 million                       0.25%              --                --               --                --

 (1) The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above.

 (2) Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets. Conversion from "Compensation Schedule #2" to "Compensation Schedule #3" is not an automatic process. When a plan's assets grow to exceed $15 million, the Plan Sponsor may request to be re-underwritten by contacting must contact their Client Relationship Manager to discuss a conversion to Compensation Schedule #3.

The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Class A shares of a Fund or of any other Scudder Funds listed under "Special Features -- Class A Shares -- Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. Ill.). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of a Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares may be sold at net asset value in any amount to: (a) officers, directors, trustees, employees (including retirees) and sales representatives of a Fund, its Advisor, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of a Fund, for themselves or their spouses or dependent children; (c) any trust, pension, profit-sharing or other benefit plan for only such persons; (d) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (e) persons who purchase shares of a Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase a Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisors registered under the 1940 Act and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. A Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Purchase, Repurchase or Redemption of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Management of the Funds."

Class B shares of a Fund will automatically convert to Class A shares of the Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for SDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Purchase, Repurchase or Redemption of Shares -- Contingent Deferred Sales Charge -- Class C Shares." SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Advisor and Underwriter."

Purchase of Class I Shares. Class I shares of each Fund are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution services fee. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class C shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of the Advisor and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies. Class I shares currently are available for purchase only from SDI, principal underwriter for the Fund, and, in the case of category (4) above, selected dealers authorized by SDI.

Which Arrangement is Better for You? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. In making this decision, investors should review their particular circumstances carefully with their financial representative. Investors making investments that qualify for reduced sales charges might consider Class A Shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B Shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C Shares.

SDI has established the following procedures regarding the purchase of Class A, Class B and Class C Shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. That determination must be made by investors with the assistance of their financial representative. Orders for Class B Shares or Class C Shares for $500,000 or more will be declined with the exception of orders received from employer sponsored employee benefit plans using the subaccount recordkeeping system available through the Shareholder Service Agent (Flex Plans). Orders for Class B Shares or Class C Shares for Flex Plans (not including plans under Code Section 403(b)(7) sponsored by a K-12 school district) will not be accepted in such classes but will instead be invested in Class A Shares at net asset value when the combined subaccount value in a Fund or other Eligible Funds or other plan investments listed under "Special Features -- Class A Shares -- Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," Letter of Intent" and "Cumulative Discount" features described under "Special Features." For purposes of redirecting contributions, Flex Plan values will be calculated annually.

Flex Plans that satisfy each of the conditions described below may direct the Shareholder Service Agent to convert plan assets invested in Class B Shares to Class A Shares at net asset value without incurring a contingent deferred sales charge. In order to qualify for the preceding conversion privilege, a Flex Plan must satisfy each of the following conditions: (1) the plan must have an aggregate balance of $2 million in plan assets invested in Eligible Funds or other investments maintained on the subaccount recordkeeping system of the Shareholder Service Agent; (2) the plan must have elected to purchase Class A Shares of the Eligible Funds at net asset value for future contributions to be invested in Eligible Funds; and (3) the plan must have been using the subaccount recordkeeping system of the Shareholder Service Agent for at least four years. When eligible, Flex Plan sponsors must elect in writing to the Shareholder Service Agent in order to convert plan assets from Class B Shares to Class A Shares.

For more information about these sales arrangements, consult your financial representative or the Shareholder Service Agent. In particular, for information concerning the eligibility of investors to purchase Class A Shares at net asset value, see "Purchase of Shares - Initial Sales Charge Alternative" and for information on special rules for aggregating assets of Flex Plans for eligibility for the Combined Purchase and related features, see "Special Features -- Class A Shares -- Combined Purchases." Financial services firms may receive different compensation depending upon which class of shares they sell. Class I shares are available only to certain institutional investors.

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various federal and state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. SDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, SDI will, from time to tome, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of a Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other Funds underwritten by SDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). Each Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly.
Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund through the Shareholder Service

Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from a Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

Each Fund reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders for any reason. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Tax Identification Number. Be sure to complete the Tax Identification Number section of a Fund's application when you open an account. Federal tax law requires a Fund to withhold 30% (for 2002 and 2003) of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

Redemption or Repurchase of Shares

General. Any shareholder may require a Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Scudder Funds, Attention: Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, directors, trustees or guardians.

The redemption price for shares of a class of a Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When a Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).

Because of the high cost of maintaining small accounts, a Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: redemption by wire and QuickSell transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling (800) 621-1048. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to SDI, which a Fund has authorized to act as its agent. There is no charge by SDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by SDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by SDI prior to the close of SDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Redemption by Wire. If the account holder has given authorization for wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Share Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by a Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at (800) 621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the redemption by wire privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under a Fund's Automatic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

                  Year of Redemption            Contingent Deferred
                  After Purchase                    Sales Charge
                  --------------                    ------------

                  First                                  4%
                  Second                                 3%
                  Third                                  3%
                  Fourth                                 2%
                  Fifth                                  2%
                  Sixth                                  1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a automatic withdrawal plan (see "Special Features -- Automatic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a automatic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features -- Automatic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent
(g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and (g) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of a Fund or any fund listed under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of the Scudder Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of a Fund or of the listed funds under "Special Features -- Class A Shares -- Combined Purchases". A shareholder of a Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase, Repurchase and Redemption of Shares -- Initial Sales Charge Alternative -- Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the funds listed under "Special Features -- Class A Shares -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Funds' shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss. The reinvestment privilege may be terminated or modified at any time.

Redemption in Kind. Although it is each Fund's present policy to redeem in cash, the Fund may satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, taking such securities at the same value used to determine net asset value. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a share at the beginning of the period.

Special Features

Class A  Shares  --  Combined  Purchases.  The  Fund's  Class A  shares  (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Scudder 21st Century Growth Fund, Scudder Aggressive Growth Fund, Scudder Blue Chip Fund, Scudder California Tax-Free Income Fund, Scudder Capital Growth Fund, Scudder Cash Reserves Fund (available only upon exchange or conversion from Class A shares of another Scudder Fund), Scudder Contrarian Fund, Scudder Dividend & Growth Fund, Scudder-Dreman Financial Services Fund, Scudder Global Discovery Fund, Scudder-Dreman High Return Equity Fund, Scudder Dynamic Growth Fund, Scudder Emerging Markets Income Fund, Scudder Florida Tax-Free Income Fund, Scudder Focus Growth Fund, Scudder Focus Value Plus Growth Fund, Scudder Global Fund, Scudder Global Bond Fund, Scudder Gold Fund, Scudder Growth Fund, Scudder Growth and Income Fund, Scudder Health Care Fund, Scudder High-Yield Fund, Scudder High-Yield Opportunity Fund, Scudder High-Yield Tax-Free Fund, Scudder Income Fund, Scudder International Fund, Scudder International Research Fund, Scudder Large Company Growth Fund, Scudder Large Company Value Fund, Scudder Managed Municipal Bonds, Scudder Massachusetts Tax-Free Fund, Scudder Medium-Term Tax-Free Fund, Scudder New Europe Fund, Inc., Scudder New York Tax-Free Income Fund, Scudder Pathway Series -- Conservative Portfolio, Scudder Pathway Series -- Growth Portfolio, Scudder Pathway Series -- Moderate Portfolio, Scudder Research Fund, Scudder S&P 500 Stock Fund, Scudder-Dreman Small Cap Value Fund, Scudder Small Company Stock Fund, Scudder Strategic Income Fund, Scudder Target Equity Fund (series are subject to a limited offering period), Scudder Technology Fund, Scudder Technology Innovation Fund, Scudder Total Return Fund, Scudder U.S. Government Securities Fund, The Japan Fund, Inc., ("Scudder Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered a "Scudder Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Scudder Funds," (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Scudder Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned Scudder Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Scudder Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Scudder Funds and shares of the Money Market Funds listed under "Special Features -- Class A Shares -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Scudder Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund and Class B shares of any Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund and Class C shares of any Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, amounts exchanged retain their cost and purchase date.

General. Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves
Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy.

For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Scudder Fund into which they are being exchanged.

Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Funds from dealers, other firms or SDI. Exchanges may be accomplished by a written request to Scudder Investments Service Company, Attention: Exchange Department, P.O. Box 219557, Kansas City, Missouri 64121-9557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at (800) 621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Automatic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Scudder Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. If selected, exchanges will be made automatically until the shareholder or the Scudder Fund terminates the privilege. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Scudder Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated ClearingHouse System (minimum $50 and maximum $250,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem Shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. By enrolling in QuickBuy and QuickSell, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in QuickBuy and QuickSell, a shareholder can initiate a transaction by calling Shareholder Services toll free at (800) 621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Scudder Investments Service Company, P.O. Box 219415, Kansas City, Missouri 64121-9415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. QuickBuy and QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Direct Deposit. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated ClearingHouse debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's plan in the event that any item is unpaid by the shareholder's financial institution. A Fund may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a automatic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a automatic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making automatic withdrawals. SDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a automatic withdrawal plan. The right is reserved to amend the automatic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or a Fund.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.

The conversion of Class B Shares to Class A Shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B Shares and not Class A Shares does not result in the Fund's dividends constituting "preferential dividends" under the Code, and (b) that the conversion of Class B Shares to Class A Shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B

Shares to Class A Shares may be suspended if such assurance is not available. In that event, no further conversions of Class B Shares would occur, and Shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability.

If each Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of each Fund's deduction for dividend paid on its federal tax return.

Each Trust intends to distribute the Fund's investment company taxable income and any net realized capital gains in December, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B and Class C Shares. Distributions of capital gains, if any, will be paid in the same proportion for each class.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.

Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Special Features -- Class A Shares -- Combined Purchases" for a list of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder or Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Taxes. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of a Fund's securities.

The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by a Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that a Fund had unrealized gains in offsetting positions at year end.

Gains and losses attributable to fluctuations in the value of foreign currencies will be characterized generally as ordinary gain or loss under Section 988 of the Code. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in greater net ordinary income, the dividends paid by a Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.

As of September 30, 2001, Scudder High-Yield Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $384,373,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2003 through 2008. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

As of October 31, 2001, Scudder Strategic Income Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $120,148,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2003 through 2008. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

As of October 31, 2001, Scudder U.S. Government Securities Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $679,332,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2003 through 2008. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one-year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. Each Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of a Fund (other than shares of the Scudder Reserves Fund not acquired by exchange from another Scudder Fund) or other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any

Fund or in shares of a Scudder Fund within six months of the redemption as described in the prospectus. If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

A Fund's investment income derived from foreign securities and certain American Depositary Receipts may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 12 months. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by the Strategic Income, or High-Yield Fund may qualify for the dividends received deduction available to corporate shareholders. However, it is anticipated that only a small portion, if any, of the dividends paid by such Funds will so qualify. No portion of the dividends paid by the U.S. Government Securities Fund will qualify for the dividends received deduction.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Fund dividends that are derived from interest on direct (but not guaranteed) obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in American 37 Bank and Trust Co. v. Dallas County, 463 U.S. 855 (1983). Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes. Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over" The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes, including information regarding any foreign taxes and credits, will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes, including information regarding any foreign taxes and credits. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

                                 NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price as of the Value Time on such exchange. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Investment Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of a Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by a Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES

The officers and Trustees of each Fund, their ages, their principal occupations and their affiliations, if any, with the Advisor, and Scudder Distributors, Inc., are as follows:

                                                                                                 Position with Underwriter,
Name, Age, and Address                Position with Fund   Principal Occupation**                Scudder Distributors, Inc.
----------------------                ------------------   --------------------                  --------------------------

John W. Ballantine (2/16/46)#         Trustee              Retired; formerly, First Chicago     --
                                                           NBD Corporation/The First National
                                                           Bank of Chicago:  1996-1998,
                                                           Executive Vice President and Chief
                                                           Risk Management Officer; 1995-1996,
                                                           Executive Vice President and Head
                                                           of International Banking; Director,
                                                           First Oak Brook Bancshares, Inc.,
                                                           Oak Brook Bank and Tokheim
                                                           Corporation.

Lewis A. Burnham (1/8/33)#            Trustee              Retired; formerly, Partner,          --
                                                           Business Resources Group; formerly,
                                                           Executive Vice President, Anchor
                                                           Glass Container Corporation.

Mark S. Casady (9/12/60)+*            Trustee and          Managing Director, Zurich Scudder     Director and Chairman
                                      President            Investments, Inc.; formerly
                                                           Institutional   Sales
                                                           Manager     of     an
                                                           unaffiliated   mutual
                                                           fund distributor.

Linda C. Coughlin (1/1/52)*+          Chairperson,         Managing Director, Zurich Scudder     Director and Vice Chairperson
                                      Trustee and Vice     Investments, Inc.
                                      President

Donald L. Dunaway (3/8/37)#           Trustee              Retired; formerly, Executive Vice    --
                                                           President, A. O. Smith Corporation
                                                           (diversified manufacturer).



                                       56

                                                                                                 Position with Underwriter,
Name, Age, and Address                Position with Fund   Principal Occupation**                Scudder Distributors, Inc.
----------------------                ------------------   --------------------                  --------------------------

James R. Edgar (7/22/46)#             Trustee              Distinguished Fellow, University of  --
                                                           Illinois, Institute of Government
                                                           and Public Affairs; Director,
                                                           Kemper Insurance Companies (not
                                                           affiliated with the former Kemper
                                                           Funds); Director, John B.
                                                           Sanfilippo & Son, Inc.; Director,
                                                           Horizon Group Properties, Inc.;
                                                           formerly, Governor State of
                                                           Illinois.

William F. Glavin, Jr. (8/30/58)+*    Trustee              Managing Director, Zurich Scudder     Director and Vice President
                                                           Investments, Inc., formerly,
                                                           Executive Vice President of Market
                                                           and Product Development, The
                                                           Dreyfus Corporation.

Robert B. Hoffman (12/11/36)#         Trustee              Chairman, Harnischfeger Industries,  --
                                                           Inc. (machinery for the mining and
                                                           paper industries); formerly, Vice
                                                           Chairman and Chief Financial
                                                           Officer, Monsanto Company
                                                           (agricultural, pharmaceutical and
                                                           nutritional/food products);
                                                           formerly, Vice President, Head of
                                                           International Operations, FMC
                                                           Corporation (manufacturer of
                                                           machinery and chemicals), Director,
                                                           Harnischfeger Industries, Inc.

Shirley D. Peterson (9/3/41)#         Trustee              Retired, formerly, President, Hood   --
                                                           College; formerly, Partner, Steptoe
                                                           & Johnson (attorneys); prior
                                                           thereto, Commissioner, Internal
                                                           Revenue Service; prior thereto,
                                                           Assistant Attorney General (Tax),
                                                           U.S. Department of Justice;
                                                           Director Bethlehem Steel Corp.

Fred B. Renwick (2/1/30)#             Trustee              Professor Emeritus of Finance, New   --
                                                           York University, Stern School of
                                                           Business; Director, the Wartburg
                                                           Foundation; Chairman, Finance
                                                           Committee of Morehouse College
                                                           Board of Trustees; Director,
                                                           American Bible Society Investment
                                                           Committee; formerly, member of the
                                                           Investment Committee of Atlanta
                                                           University Board of Trustees;
                                                           formerly, Director of Board of
                                                           Pensions Evangelical Lutheran
                                                           Church in America.



                                       57

                                                                                                 Position with Underwriter,
Name, Age, and Address                Position with Fund   Principal Occupation**                Scudder Distributors, Inc.
----------------------                ------------------   --------------------                  --------------------------

William P. Sommers (7/22/33)#         Trustee              Retired; formerly, President and     --
                                                           Chief Executive Officer, SRI
                                                           International (research and
                                                           development); prior thereto,
                                                           Executive Vice President, Iameter
                                                           (medical information and
                                                           educational service provider);
                                                           prior thereto, Senior Vice
                                                           President and Director, Booz, Allen
                                                           & Hamilton Inc. (management
                                                           consulting firm); Director, PSI
                                                           Inc., Evergreen Solar, Inc. and
                                                           Litton Industries; Advisor,
                                                           Guckenheimer Enterprises;
                                                           Consultant and Director, SRI/Atomic
                                                           Tangerine.

John G. Weithers (8/8/33)#            Trustee              Presently, Director of Federal Life  --
                                                           Insurance Company; Chairman of the
                                                           Board of Members and Trustee;
                                                           DePaul University; formerly,
                                                           Chairman of the Board and Chief
                                                           Executive Officer, Chicago Stock
                                                           Exchange; Director, International
                                                           Federation of Stock Exchanges;
                                                           Director, Records Management
                                                           Systems.

Kathryn L. Quirk (12/3/52)++          Vice President       Managing Director of Zurich Scudder  --
                                                           Investments, Inc.

Linda J. Wondrack (9/12/64)+          Vice President       Managing Director of Zurich Scudder   Vice President and Chief
                                                           Investments, Inc.                     Compliance Officer

John Millette (8/23/62)+              Vice  President and  Vice President of Zurich Scudder     --
                                      Secretary            Investments, Inc.

Philip J. Collora (11/15/45)#         Vice  President and  Senior Vice President of Zurich       Assistant Secretary
                                      Assistant Secretary  Scudder Investments, Inc.

Caroline Pearson (4/1/62)+            Assistant Secretary  Managing Director of Zurich Scudder   Assistant Secretary
                                                           Investments, Inc.; Associate,
                                                           Dechert Price & Rhoads (law firm)
                                                           1989-1997

Gary French (  )+                     Treasurer            Managing Director of Zurich Scudder  --
                                                           Investments, Inc.; President, an
                                                           unaffiliated investment management
                                                           firm (1995-2001).

John R. Hebble (6/27/58)+             Assistant Treasurer  Senior Vice President of Zurich      --
                                                           Scudder Investments, Inc.

                                       58

                                                                                                 Position with Underwriter,
Name, Age, and Address                Position with Fund   Principal Occupation**                Scudder Distributors, Inc.
----------------------                ------------------   --------------------                  --------------------------

Thomas Lally (9/22/67)+               Assistant Treasurer  Senior Vice President of Zurich      --
                                                           Scudder Investments, Inc.

Brenda Lyons (2/21/63)+               Assistant Treasurer  Senior Vice President of Zurich      --
                                                           Scudder Investments, Inc.

Daniel J. Doyle(1)                    Vice President       Senior Vice President of Zurich
                                                           Scudder Investments, Inc.

Harry E. Resis, Jr.(1)                Vice President       Managing Director of Zurich Scudder
                                                           Investments, Inc.

Richard L. Vandenberg(2)(3)           Vice President       Managing Director of Zurich Scudder
                                                           Investments, Inc.; formerly,
                                                           Executive Vice President and Senior
                                                           Portfolio Manager with an
                                                           unaffiliated investment management
                                                           firm.

J. Patrick Beimford, Jr.,(2)          Vice President       Managing Director of Zurich Scudder
                                                           Investments, Inc.

Jan C. Faller (8/18/66)(2)            Vice President       Senior Vice President of Zurich
                                                           Scudder Investments, Inc.

Scott E. Dolan (4/24/66)(3)           Vice President       Senior Vice President of Zurich
                                                           Scudder Investments, Inc.

* Considered by the Fund and its counsel to be persons who are "interested persons" of the Advisor or of the Trust, within the meaning of the 1940 Act.

** Unless otherwise stated, all of the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

+        Address:  Two International Place, Boston, Massachusetts

++       Address:  345 Park Avenue, New York, New York

#        Address:  222 South Riverside Plaza, Chicago, Illinois

@        Address:  101 California Street, San Francisco, California

(1)      For Scudder High Yield Series Only

(2)      For Scudder Strategic Income Fund Only

(3)      For Scudder U.S. Government Securities Only

The Trustees and Officers of the Funds also serve in similar capacities with respect to other Scudder Funds.

The High Yield Series, Strategic Income, and U.S. Government Securities, are open-end management investment companies, organized as separate business trusts under the laws of Massachusetts.

The Strategic Income Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Prior to February 5, 1999, the Fund was known as Kemper Diversified Income Fund. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Option Income Fund, Inc., a Maryland corporation organized in 1977. Prior to February 1, 1989, the Fund was known as Kemper Option Income Fund. The U.S Government Securities Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper U.S. Government Securities Fund, Inc., a Maryland corporation (formerly known as Kemper Fund For Government Guaranteed Securities, Inc.) organized in 1980 as successor to a Pennsylvania business trust organized in 1977. The High Yield is a separate series, of Scudder High Yield Series. The High Yield Series was organized as a business trust under the laws of Massachusetts on October 24, 1985 with a single portfolio. Effective January 31, 1986, that Trust, pursuant to a reorganization succeeded to the assets and liabilities of Kemper High Yield Fund, Inc., a Maryland corporation organized in 1977. Prior to October 1, 1997, the Trust was known as Kemper High Yield Fund.

To the best of the Trust's knowledge, as of December 31, 2001, all Trustees and Officers of each Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) under the Securities and Exchange Act of 1934) less than 1% of the outstanding shares of any class of any Fund.

Beneficial Ownership

To the best of each Fund's knowledge, as of December 31, 2001, no person owned beneficially more than 5% of any class of the outstanding shares of any class of the Funds except as noted below.

As of December 31, 2001, 23,506,769 shares in the aggregate, or 6.01% of the outstanding shares of Scudder High Yield Fund, Class A were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive, Glenn Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 9,622,567 shares in the aggregate, or 7.29% of the outstanding shares of Scudder High Yield Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 12,389,119 shares in the aggregate, or 9.39% of the outstanding shares of Scudder High Yield Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 10,933,989 shares in the aggregate, or 8.29% of the outstanding shares of Scudder High Yield Fund, Class B were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive, Glenn Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 2,522,582 shares in the aggregate, or 8.56% of the outstanding shares of Scudder High Yield Fund, Class C were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 1,627,434 shares in the aggregate, or 5.52% of the outstanding shares of Scudder High Yield Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 4,067,775 shares in the aggregate, or 13.80% of the outstanding shares of Scudder High Yield Fund, Class C were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive, Glenn Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 805,427 shares in the aggregate, or 32.04% of the outstanding shares of Scudder High Yield Fund, Class I were held in the name of Scudder Trust Company, for the benefit of Zurich Scudder Investments Profit Sharing Plan, P.O. Box 957, Salem, NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 1,665,684 shares in the aggregate, or 66.27% of the outstanding shares of Scudder High Yield Fund, Class I were held in the name of Zurich Scudder Investments, Profit Sharing Plan, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 2,226,940 shares in the aggregate, or 9.59% of the outstanding shares of Scudder Strategic Income Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 3,404,524 shares in the aggregate, or 14.67% of the outstanding shares of Scudder Strategic Income Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 1,246,417 shares in the aggregate, or 5.37% of the outstanding shares of Scudder Strategic Income Fund, Class B were held in the name of BHC Securities Inc., for the benefit of customers, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 1,341,748 shares in the aggregate, or 5.78% of the outstanding shares of Scudder Strategic Income Fund, Class B were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 505,356 shares in the aggregate, or 13.35% of the outstanding shares of Scudder Strategic Income Fund, Class C were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 425,966 shares in the aggregate, or 11.25% of the outstanding shares of Scudder Strategic Income Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 304,514 shares in the aggregate, or 8.04% of the outstanding shares of Scudder Strategic Income Fund, Class C were held in the name of Merrill, Lynch, Pierce, Fenner & Smith, for the benefit of customers, 4800 Deer Lake Drive, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 1,330,553 shares in the aggregate, or 5.41% of the outstanding shares of Scudder U.S. Government Securities Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 2,245,540 shares in the aggregate, or 9.13% of the outstanding shares of Scudder U.S. Government Securities Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 1,310,293 shares in the aggregate, or 5.32% of the outstanding shares of Scudder U.S. Government Securities Fund, Class B were held in the name of Merrill, Lynch, Pierce Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 492,230 shares in the aggregate, or 5.60% of the outstanding shares of Scudder U.S. Government Securities Fund, Class C were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 810,626 shares in the aggregate, or 9.23% of the outstanding shares of Scudder U.S. Government Securities Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 586,063 shares in the aggregate, or 6.67% of the outstanding shares of Scudder U.S. Government Securities Fund, Class C were held in the name of Merrill, Lynch, Pierce Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 1,330,553 shares in the aggregate, or 5.41% of the outstanding shares of Scudder U.S. Government Securities Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 2,245,540 shares in the aggregate, or 9.13% of the outstanding shares of Scudder U.S. Government Securities Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 1,429,427 shares in the aggregate, or 16.28% of the outstanding shares of Scudder U.S. Government Securities Fund, Class C were held in the name of Wedbush Morgan Securities, for the benefit of customers, P.O. Box 30014, Los Angeles, CA 90030 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 142,396 shares in the aggregate, or 30.37% of the outstanding shares of Scudder U.S. Government Securities Fund, Class I were held in the name of Zurich Scudder Investments, Profit Sharing Plan, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 315,900 shares in the aggregate, or 67.38% of the outstanding shares of Scudder U.S. Government Securities Fund, Class I were held in the name of Scudder Trust Company, for the benefit of Zurich Scudder Investments Profit Sharing Plan, , P.O. Box 957, Salem, NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

Remuneration

Responsibilities of the Board -- Board and Committee Meetings

Each Board of Trustees of each Trust is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Advisor. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

Each Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the quality and efficiency of the various other services provided, costs incurred by the Advisor and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent legal counsel selected by the Trustees.

Compensation of Trustees

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's fiscal year ended September 30 for High Yield Fund and October 31 for Strategic Income and U.S. Government Securities Fund and the total compensation that the funds paid in the Scudder complex each trustee during calendar year 2001.

                                   Scudder                                      Scudder U.S.
                                 High-Yield          Scudder Strategic           Government           All Scudder
Name                               Series*              Income Fund*          Securities Fund*          Funds(1)
----                               -------              ------------          ----------------         ---------

John W. Ballantine                $7,726.29                 840.30               7,523.88              183,980.00
Lewis A. Burnham                   7,340.61               3,612.14                7,101.08             169,290.00
Donald L. Dunaway(2)              14,103.21               7,522.32               14,372.38             275,812.00
Shirley D. Peterson                8,078.57               3,890.35                7,797.20             189,830.00
Robert B. Hoffman                  6,774.45               3,528.51                6,546.12             159,880.00
William P. Sommers                 7,860.45               3,760.35                7,607.20             183,300.00
James R. Edgar(3)                  1,590.00                 855.00                1,735.00             200,660.00
Fred B. Renwick                    3,530.00               1,890.00                3,870.00             214,990.00
John G. Weithers                   3,679.24               1,848.21                3,936.12             206,000.00

* Scudder High Yield Series, Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund consist of 1 fund.

**       Elected as a Trustee of the Fund effective July 2001.

(1) Aggregate compensation includes $10,340.00 in fees paid to each Trustee by the Advisor for numerous special meetings in connection with the sale of the Advisor to Deutsche Bank.

(2) Pursuant to a deferred compensation agreement with certain Funds advised by the Advisor, Mr. Dunaway deferred, in prior years, compensation from such Funds. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds - Zurich Money Market Fund. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds in which compensation may be deferred by Mr. Dunaway. Total compensation paid to Mr. Dunaway includes fees deferred in prior years (including interest thereon and the return from the assumed investment in the eligible fund advised by the Advisor) and received during calendar year 2001 of $94,382.00.

(3) Includes deferred fees. Pursuant to a deferred compensation agreement with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds - Zurich Money Market Fund. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the Fund) payable from the Trust to Governor Edgar are $1,822 for Scudder High Yield Series, $978 for Scudder Strategic Income Fund, and $1,993 for Scudder U.S. Government Securities Fund.

(4)      Each   Trustee   currently   serves  on  the   boards  of  33   Scudder
         Trust/Corporations comprised of 85 funds.

                    FUND ORGANIZATION AND SHAREHOLDER RIGHTS

Each Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. Each Fund's activities are supervised by each Fund's Board of Directors/Trustees. The Funds have adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Funds to establish a multiple class distribution system.

The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

The assets of a Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of a Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of each Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of a Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of a Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

Each Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for obligations of a Fund. Each Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. Each Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject be reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Each class of shares will represent interests in the same portfolio of investments of the series, and be identical in all respects to each other class, except as set forth below. The only differences among the various classes of shares of the Series will relate solely to: (a) different distribution fee payments or service fee payments associated with any Rule 12b-1 Plan for a particular class of shares and any other costs relating to implementing or amending such Rule 12b-1 Plan (including obtaining shareholder approval of such Rule 12b-1 Plan or any amendment thereto) which will be borne solely by shareholders of such class; (b) different service fees; (c) different account minimums; (d) the bearing by each class of its Class Expenses, as defined in
Section 2(b) below; (e) the voting rights related to any Rule 12b-1 Plan affecting a specific class of shares; (f) separate exchange privileges; (g) different conversion features and (h) different class names and designations. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class, and certain securities registration fees.

Each share of each class of each Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Trust and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election for trustees at such time as less than a majority of the directors/trustees have been elected by shareholders, and (b) if, as a result of the vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-third of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) of the 1940 Act. A majority of the Trustees shall be present in person at any regular or special meeting of the Trustees in order to constitute a quorum for the transaction of business at such meeting, and except as otherwise required by law, the act of a majority of the Trustees present at any such meetings, at which a quorum is present, shall be the act of the Trustees.

The Trusts' Declaration of Trust specially authorizes the Board of Trustees to terminate a Fund or any class by notice to shareholders without shareholder approval.

                             ADDITIONAL INFORMATION

Internet Access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. This site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on the Funds.

Account Access -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

The Advisor's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Other Information

The CUSIP numbers for each class of Scudder High-Yield Fund are:

Class A: 81115L-105

Class B: 81115L-204

Class C:  81115L-303

Class I:  81115L-402

Scudder High-Yield Fund has a fiscal year ending September 30.

The CUSIP numbers for each class of Scudder Strategic Income Fund are:

Class A: 81123J-100

Class B: 81123J-209

Class C: 81123J-308

Class I:  81123J-407

Scudder Strategic Income Fund has a fiscal year ending October 31.

The CUSIP numbers for each class of Scudder U.S. Government Securities Fund are:

Class A: 81123L-105

Class B: 81123L-204

Class C: 81123L-204

Class I:  81123L-402

Scudder U. S. Government Securities Fund has a fiscal year ending October 31.

Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Advisor in light of a Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which each Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

This Statement of Additional Information contains the information of Scudder High Yield Fund, Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

Scudder High-Yield Fund

The financial statements, including the investment portfolio of Scudder High-Yield Fund together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to Shareholders of the Fund dated September 30, 2001 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

Scudder Strategic Income Fund

The financial statements, including the investment portfolio of Scudder Strategic Income Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to Shareholders of the Fund dated October 31, 2001 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

Scudder U.S. Government Securities Fund

The financial statements, including the investment portfolio of Scudder U. S. Government Securities Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to Shareholders of the Fund dated October 31, 2001 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX

The following is a description of the ratings given by Moody's, Fitch and S&P to corporate bonds.

Ratings of Corporate Bonds

S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings

AAA. Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings

F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3.  Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D.  Default. Denotes actual or imminent payment default.

Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                          SCUDDER STRATEGIC INCOME FUND

                                     PART C
                                     ------

                                OTHER INFORMATION
                                -----------------

              Item 23                   Exhibits
              -------                   --------

              (a)(1)                    Amended and Restated Agreement and Declaration of Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrant's Registration Statement on Form N-1A filed on November
                                        30, 1995.)

              (a)(2)                    Certificate of Amendment of Declaration of Trust changing name of
                                        Trust from Kemper Diversified Income Fund to Kemper Strategic
                                        Income Fund.   (Incorporated by reference to Post-Effective
                                        Amendment No. 34 to Registrant's Registration Statement).

              (a)(3)                    Certificate of Amendment of Declaration of Trust dated June 25,
                                        2001 to be filed by amendment.

              (b)                       By-laws.  (Incorporated by reference to Post-Effective Amendment
                                        No. 29 to Registrant's Registration Statement on Form N-1A filed on
                                        November 30, 1995.)

              (b)(1)                    Amended By-Laws dated November 29, 2000 isfiled herein.

              (c)(1)                    Text of Share Certificate.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrant's Registration Statement on Form N-1A filed on November
                                        30, 1995.)

              (c)(2)                    Written Instrument Establishing and Designating Separate Classes of
                                        Shares. (Incorporated by reference to Post-Effective Amendment No.
                                        29 to Registrant's Registration Statement on Form N-1A filed on
                                        November 30, 1995.)

              (c )(3)                   Amended and Restated Written Instrument Establishing and
                                        Designating Separate Classes of Shares.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to
                                        Registrant's Registration Statement on Form N-1A filed on December
                                        20, 1996.)

              (d)(1)                    Revised Investment Management Agreement between the Registrant and
                                        Scudder Kemper Investments dated September 7,1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 34 to
                                        Registrant's Registration Statement).

              (e)(1)                    Underwriting and Distribution Services Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on Form N-1A filed on December
                                        31, 1998.)



              (f)                       Inapplicable.

              (g)(1)                    Custodian Contract between Registrant and State Street Bank and
                                        Trust Company dated March 22, 1999.  (Incorporated by reference to
                                        Post-Effective Amendment No. 34 to Registrant's Registration
                                        Statement on Form N-1A filed on October 18, 1999.)

              (g)(2)                    Amendment to Custody Contract dated January 5, 2001 between the
                                        Registrant, on behalf of Scudder Strategic Income Fund, and State
                                        Street Bank and Trust Company is filed herein.

              (g)(3)                    Amendment to Custody Contract dated July 2, 2001 between the
                                        Registrant, on behalf of Scudder Strategic Income Fund, and State
                                        Street  Bank and Trust Company is filed herein.

              (h)(1)                    Agency Agreements.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrant's Registration Statement on Form N-1A filed on November
                                        30, 1995.)

              (h)(2)                    Supplement to Agency Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 31 to
                                        Registrant's Registration Statement on Form N-1A filed on December
                                        30, 1997.)

              (h)(3)                    Administrative Services Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 31 to
                                        Registrant's Registration Statement on Form N-1A filed on December
                                        30, 1997.)

              (h)(4)                    Fund Accounting Services Agreement between the Registrant and
                                        Scudder Fund Accounting Corp., dated December 31, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on Form N-1A filed on December
                                        31, 1998.)

              (h)(5)                    Administrative Services Agreement dated July 1, 2001 between
                                        Scudder Strategic Income Fund and Zurich Scudder Investments, Inc.,
                                        is filed herein.

              (i)                       Legal Opinion and Consent of Counsel is filed herein.

              (j)                       Consent of Independent Auditors is filed herein.

              (k)                       Inapplicable.

              (l)                       Inapplicable.

              (m)(1)                    Amended and Restated 12b-1 Plan between the Registrant  (Class B shares) and Kemper Distributors, Inc., dated August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on Form N-1A filed on December
                                        31, 1998.)



              (m)(1)(a)                 Amended and Restated 12b-1 Plan between the Registrant (Class B shares) and Scudder Distributors, Inc., dated July 1, 2001 is filed herein.

              (m)(2)                    Amended and Restated 12b-1 Plan between the Registrant (Class C shares) and Kemper Distributors, Inc., dated August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on Form N-1A filed on December
                                        31, 1998.)

              (m)(2)(a)                 Amended and Restated 12b-1 Plan between the Registrant (Class C shares) and Scudder Distributors, Inc., dated July 1, 2001 is filed herein.

              (m)(3)                    Rule 12b-1 Plan between the Registrant (Class A shares) and Scudder
                                        Distributors, Inc., dated July 1, 2001 is filed herein.

              (m)(4)                    Shareholder Services Agreement dated July 1, 2001 between Scudder
                                        Strategic Income Fund and Zurich Scudder Investments, Inc., is
                                        filed herein.

              (n)                       Multi-Distribution System Plan.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to
                                        Registrant's Registration Statement on Form N-1A filed on December
                                        20, 1996.)

              (n)(1)                    Amended and Restated Multi-Distribution System Plan is filed herein.

              (p)                       Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc. and Scudder
                                        Investor Services, Inc. (Incorporated by reference to
                                        Post-Effective Amendment No. 38 to Registrant's Registration
                                        Statement on Form N-1A filed on December 29, 2001.)

              (p)(1)                    Code of Ethics for Kemper Strategic Income Fund (Incorporated by
                                        reference to Post-Effective Amendment No. 38 to Registrant's
                                        Registration Statement on Form N-1A filed on December 29, 2001.)

              (p)(2)                    Amended and Restated Code of Ethics for Zurich Scudder Investments,
                                        Inc. dated January 1, 2002 is filed herein.


Item 24.  Persons Controlled by or Under Common Control with Registrant
--------  -------------------------------------------------------------

          Not applicable.

Item 25.  Indemnification
--------  ---------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(I) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.


Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Zurich Scudder Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

Name                       Business and Other Connections of Board of Directors of Registrant's Adviser
----                       ----------------------------------------------------------------------------
Lynn S. Birdsong           Director and Vice President, Zurich Scudder Investments, Inc. **
                           Director and Chairman, Scudder Investments (Luxembourg) S.A. #
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

Nicholas Bratt             Director and Vice President, Zurich Scudder Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Zurich Scudder Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Martin Feinstein           Director, Zurich Scudder Investments, Inc.**

Steven Gluckstern          Director, Chairman of the Board,  Zurich Scudder Investments, Inc.**

Gunther Gose               Director, Zurich Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Harold D. Kahn             Treasurer and Chief Financial Officer, Zurich Scudder Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Zurich Scudder Investments,
                           Inc. **
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services,
                           Inc.*

                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Kemper Distributors, Inc.



Farhan Sharaff             Chief Investment Officer, Zurich Scudder Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Zurich Scudder Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.  oo
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

                     *     Two International Place, Boston, MA
                     @     333 South Hope Street, Los Angeles, CA
                     **    345 Park Avenue, New York, NY
                     #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
                     ***   Toronto, Ontario, Canada
                     @@@   Grand Cayman, Cayman Islands, British West Indies
                      o    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
                     ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
                     xx    222 S. Riverside, Chicago, IL
                     xxx   Zurich Towers, 1400 American Ln., Schaumburg, IL
                     @@    P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
                     ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
                     oo    1 South Place 5th floor, London EC2M 2ZS England
                     ooo   One Exchange Square 29th Floor, Hong Kong
                     +     Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku, Tokyo 105-0001
                     x     Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

                  (a)

                           Scudder   Distributors,   Inc.   acts  as   principal
                  underwriter of the Registrant's shares and acts as principal underwriter of shares of other funds advised by Zurich Scudder Investments, Inc.

                  (b) Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Mark S. Casady                Chairman and Director                    President, Trustee
         Two International Place
         Boston, MA  02110-4103

         Linda C. Coughlin             Vice Chairman and Director               Trustee
         Two International Place
         Boston, MA  02110-4103

         William F. Glavin             Vice President and Director              Vice President, Trustee
         Two International Place
         Boston, MA  02110-4103

         Thomas V. Bruns               President                                Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         James J. McGovern             Chief Financial Officer and Treasurer    None
         345 Park Avenue
         New York, NY  10054

         Paula Gaccione                Secretary                                None
         345 Park Avenue
         New York, NY  10054

         Linda J. Wondrack             Vice President and Chief Compliance      None
         Two International Place       Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Scott B. David                Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606



                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Robert J. Guerin              Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Michael E. Harrington         Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Dean Jackson                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Johnston A. Norris            Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Howard S. Schneider           Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Todd N. Gierke                Assistant Treasurer                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         James E. Keating              Assistant Treasurer                      None
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                      Assistant Secretary
         222 South Riverside Plaza
         Chicago, IL  60606

         Caroline Pearson              Assistant Secretary                      Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Diane E. Ratekin              Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606


(c)      Not applicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street") 225 Franklin Avenue, Boston, MA 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent, Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105.


Item 29.  Management Services
-------   -------------------

         Not applicable.

Item 30  Undertakings
-------  ------------

         Not applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of January 2002.


                                             SCUDDER STRATEGIC INCOME FUND


                                             By: /s/ Mark S. Casady
                                                 --------------------------
                                                 Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 28th day of January, 2002 on behalf of the following persons in the capacities indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Gary French
--------------------------------------
Gary French                                 Treasurer (Principal Financial and           January 28, 2002
                                            Accounting Officer)

/s/ John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      January 28, 2002

/s/ Lewis A. Burnham
--------------------------------------
Lewis A. Burnham*                           Trustee                                      January 28, 2002

/s/ Mark S. Casady
--------------------------------------
Mark S. Casady                              Trustee, President                           January 28, 2002

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Trustee                                      January 28, 2002

/s/ Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      January 28, 2002

/s/ James R. Edgar
--------------------------------------
James R. Edgar*                             Trustee                                      January 28, 2002

/s/ William F. Glavin, Jr.
--------------------------------------
William F. Glavin, Jr.*                     Trustee                                      January 28, 2002

/s/ Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      January 28, 2002

/s/ Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      January 28, 2002

/s/ Fred B. Renwick
--------------------------------------

--------------------------------------
Fred B. Renwick*                            Trustee                                      January 28, 2002


/s/ William P. Sommers
--------------------------------------
William P. Sommers*                         Trustee                                      January 28, 2002

/s/ John G. Weithers
--------------------------------------
John G. Weithers*                           Trustee                                      January 28, 2002


*By:   /s/ John Millette
       ------------------------
       John Millette**


       ** Attorney-in-fact pursuant to powers of attorney filed herein.

                                POWER OF ATTORNEY

                          Scudder Strategic Income Fund

Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Philip J. Collora, John Millette, Caroline Pearson, and David Sturms and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ John W. Ballantine                                                                   July 18, 2001
--------------------------------------
John W. Ballantine                          Trustee

/s/ Lewis A. Burnham                                                                     July 18, 2001
--------------------------------------
Lewis A. Burnham                            Trustee

/s/ Mark S. Casady                                                                       July 18, 2001
--------------------------------------
Mark S. Casady                              Trustee and President

/s/ Linda C. Coughlin                                                                    July 18, 2001
--------------------------------------
Linda C. Coughlin                           Trustee, Vice President and Chairman

/s/ Donald L. Dunaway                                                                    July 18, 2001
--------------------------------------
Donald L. Dunaway                           Trustee

/s/ James R. Edgar                                                                       July 18,2001
--------------------------------------
James R. Edgar                              Trustee

/s/ William F. Galvin, Jr.                                                               July 18,2001
--------------------------------------
William F. Glavin, Jr.                      Trustee

/s/ Robert B. Hoffman                                                                    July 18, 2001
--------------------------------------
Robert B. Hoffman                           Trustee

/s/ Shirley D. Peterson                                                                  July 18, 2001
--------------------------------------
Shirley D. Peterson                         Trustee

/s/ Fred B. Renwick                                                                      July 18, 2001
--------------------------------------
Fred B. Renwick                             Trustee

/s/ William P. Sommers                                                                   July 18, 2001
--------------------------------------
William P. Sommers                          Trustee

/s/ John G. Weithers                                                                     July 18, 2001
--------------------------------------
John G. Weithers                            Trustee

                                                               File No.  2-58921
                                                               File No. 811-2743



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 39

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 39

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          SCUDDER STRATEGIC INCOME FUND

                          SCUDDER STRATEGIC INCOME FUND

                                  EXHIBIT INDEX

                                     (b)(1)
                                     (g)(2)
                                     (g)(3)
                                     (h)(5)
                                       (i)
                                       (j)
                                    (m)(1)(a)
                                    (m)(2)(a)
                                     (m)(3)
                                     (m)(4)
                                     (n)(1)
                                     (p)(2)